File No. 33-83240
                                                               File No. 811-8726
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
              Pre-Effective Amendment No.                        [ ]
                                         ------
              Post-Effective Amendment No. 14                    [X}
                                         ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]
                             Amendment No. 17                    [X]
                                         ------

                        (Check appropriate box or boxes)

                 T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST
                   SECURITY BENEFIT LIFE INSURANCE AND ANNUITY
                               COMPANY OF NEW YORK
                           (Exact Name of Registrant)

      First Security Benefit Life Insurance and Annuity Company of New York
                               (Name of Depositor)

          70 West Red Oak Lane, 4th Floor, White Plains, New York 10604
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 1-800-355-4570

                    J. Michael Keefer
                    Secretary, Vice President and General Counsel
                    First Security Benefit Life Insurance
                       and Annuity Company of New York
                    One Security Benefit Place
                    Topeka, KS 66636-0001
                    (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485
[x]   on May 1, 2007, pursuant to paragraph (b) of Rule 485
[ ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]   on May 1, 2007, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts (the "Contract").

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
      An Individual Flexible Premium
      Deferred Variable Annuity Contract

      May 1, 2007



      --------------------------------------------------------------------------------
      ISSUED BY:                                            MAILING ADDRESS:
      First Security Benefit Life Insurance and Annuity     First Security Benefit Life Insurance and Annuity
      Company of New York                                   Company of New York
      70 West Red Oak Lane, 4th Floor                       P.O. Box 2788
      White Plains, New York 10604                          Topeka, Kansas 66601-9804
      1-800-355-4570                                        1-800-239-4703


VARIABLE ANNUITY PROSPECTUS                                                    2
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INTRODUCTION
--------------------------------------------------------------------------------

      o THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      o THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE T. ROWE PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND THE T. ROWE PRICE INTERNATIONAL SERIES, INC. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      This Prospectus describes the T. Rowe Price No-Load Variable Annuity--a flexible premium deferred variable annuity contract (the "Contract") issued by First Security Benefit Life Insurance and Annuity Company of New York (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.


      You may allocate your purchase payments and Account Value to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.


T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio


      * The Mid Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.


      The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

VARIABLE ANNUITY PROSPECTUS                                                    3
--------------------------------------------------------------------------------

      Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. The Company does not guarantee any minimum amount of Account Value in the Subaccounts.


      Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account." The Company guarantees Account Value allocated to the Fixed Interest Account, subject to its financial strength and claims-paying ability.


      When you are ready to receive Annuity Payments, the Contract provides several options for Annuity Payments (see "Annuity Options").


      You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right"). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2007, which has been filed with the Securities and Exchange Commission ("SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Portfolios by writing the Company at P.O. Box 2788, Topeka, Kansas 66601-9804, or by calling 1-800-239-4703. The table of contents of the Statement of Additional Information is set forth on page 36 of this Prospectus.


      The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.


      Date:  May 1, 2007

VARIABLE ANNUITY PROSPECTUS                                                    4
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CONTENTS
--------------------------------------------------------------------------------

      o THE CONTRACT IS AVAILABLE ONLY IN NEW YORK. YOU SHOULD NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.


      Definitions                                                                               5
      --------------------------------------------------------------------------------------------
      Summary                                                                                   7
      --------------------------------------------------------------------------------------------
      Expense Table                                                                            10
      --------------------------------------------------------------------------------------------
      Condensed Financial Information                                                          11
      --------------------------------------------------------------------------------------------
      Information About the Company, the Separate Account, and the Funds                       13
      --------------------------------------------------------------------------------------------
      The Contract                                                                             16
      --------------------------------------------------------------------------------------------
      Charges and Deductions                                                                   28
      --------------------------------------------------------------------------------------------
      Annuity Payments                                                                         29
      --------------------------------------------------------------------------------------------
      The Fixed Interest Account                                                               34
      --------------------------------------------------------------------------------------------
      More About the Contract                                                                  36
      --------------------------------------------------------------------------------------------
      Federal Tax Matters                                                                      38
      --------------------------------------------------------------------------------------------
      Other Information                                                                        46
      --------------------------------------------------------------------------------------------
      Performance Information                                                                  49
      --------------------------------------------------------------------------------------------
      Additional Information                                                                   50
      --------------------------------------------------------------------------------------------
      Table of Contents For Statement of Additional Information                                50
      --------------------------------------------------------------------------------------------


VARIABLE ANNUITY PROSPECTUS                                                    5
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DEFINITIONS
--------------------------------------------------------------------------------

      o     VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS
            FOLLOWS:

      ACCOUNT VALUE The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

      ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      ACCUMULATION UNIT A unit of measure used to calculate Account Value.

      ADMINISTRATIVE OFFICE First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 2788, Topeka, Kansas 66601-9804, 1-800-239-4703.

      ANNUITANT The person or persons that you designate on whose life Annuity Payments may be determined. If you designate Joint Annuitants, "Annuitant" means both Annuitants unless otherwise stated.

      ANNUITY A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS or OPTIONS Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

      ANNUITY PAYMENTS Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

      ANNUITY PERIOD The period beginning on the Annuity Payout Date during which Annuity Payments are made.

      ANNUITY PAYOUT DATE The date when Annuity Payments begin as elected by the Owner.

      AUTOMATIC INVESTMENT PROGRAM A program pursuant to which purchase payments are automatically paid from your bank account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

      CONTRACT DATE The date the Contract begins as shown in your Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

      CONTRACTOWNER or OWNER The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      CONTRACT YEAR Each 12-month period measured from the Contract Date.

VARIABLE ANNUITY PROSPECTUS                                                    6
--------------------------------------------------------------------------------

      DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above is alive, the Owner's Estate.

      FIXED INTEREST ACCOUNT An account that is part of the Company's General Account to which you may allocate all or a portion of your Account Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

      FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

      GENERAL ACCOUNT All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      PAYMENT UNIT A unit of measure used to calculate Annuity Payments under Options 1 through 4.


      PORTFOLIO A portfolio or series of one of the Funds that serves as an investment vehicle for its corresponding Subaccount.


      PURCHASE PAYMENT The amounts paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Portfolio.

      SUBACCOUNT A division of the Separate Account of the Company which invests in a corresponding Portfolio of one of the Funds.

      VALUATION DATE Each date on which the Separate Account is valued, which currently includes each day that the Company and the New York Stock Exchange are both open for trading. The Company and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE The amount you will receive upon full withdrawal of the Contract. It is equal to Account Value less any uncollected premium taxes.

VARIABLE ANNUITY PROSPECTUS                                                    7
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------

      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" and in the Contract.

PURPOSE OF THE CONTRACT

      The flexible premium deferred variable annuity contract (the "Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). See the discussion of IRAs under "Section 408 and Section 408A."

THE SEPARATE ACCOUNT AND THE FUNDS

      The Separate Account is currently divided into accounts, each referred to as a Subaccount. See "Separate Account." Each Subaccount invests exclusively in shares of a Portfolio, each of which has a different investment objective and policies. Each Portfolio is listed under its respective Fund below.

      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio*
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio


      * The Mid-Cap Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.

      You may allocate your purchase payments and Account Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

VARIABLE ANNUITY PROSPECTUS                                                    8
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FIXED INTEREST ACCOUNT


      You may allocate all or part of your purchase payments and Account Value to the Fixed Interest Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account."


PURCHASE PAYMENTS

      If you are purchasing a Contract as a Non-Qualified Plan, your initial purchase payment must be at least $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, your initial purchase payment must be at least $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 under an Automatic Investment Program) for a Qualified Plan. See "Purchase Payments."

CONTRACT BENEFITS

      You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in "The Contract," "Annuity Payments" and "The Fixed Interest Account."

      At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 7. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account." See "Full and Partial Withdrawals," "Annuity Payments" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Payout Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options. See "Annuity Payments."

FREE-LOOK RIGHT

      You may return the Contract within the Free-Look Period, which is generally a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance Contract). In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Purchase Payments allocated to the Fixed Interest Account. The Company will also refund as of the Valuation Date on which we receive your Contract any Account Value in the Subaccounts. The Company will refund Purchase Payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so. See "Free-Look Right."

VARIABLE ANNUITY PROSPECTUS                                                    9
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CHARGES AND DEDUCTIONS

      The Company does not deduct sales load from purchase payments before allocating them to your Account Value. Certain charges will be deducted in connection with the Contract as described below.


      o MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's average daily net assets. The Company may also deduct this charge during the Annuity Period. See "Mortality and Expense Risk Charge."


      o PREMIUM TAX CHARGE The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Payout Date or upon a full or partial withdrawal if a premium tax was incurred by the Company and is not refundable. The Company reserves the right to deduct such taxes, if imposed, when due or anytime thereafter. No premium tax is currently imposed in the State of New York. See "Premium Tax Charge."


      o OTHER EXPENSES Investment management fees and operating expenses of the Portfolios are paid by the Portfolios and are reflected in the net asset value of their shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Portfolio for more information about Portfolio expenses.


            The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

TAX-FREE EXCHANGES

      You can generally exchange one contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

CONTACTING THE COMPANY

      You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 2788, Topeka, Kansas 66601-9804 or by phone by calling 1-800-239-4703.

VARIABLE ANNUITY PROSPECTUS                                                   10
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EXPENSE TABLE
--------------------------------------------------------------------------------

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

      TABLE 1



      -----------------------------------------------------------------------------------------------
      CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the
      Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the
      Company may impose different fees and expenses not reflected in the following tables or Example. See "Mortality and Expense Risk Charge."

         Sales Load on Purchase Payments                                                       None

         Contingent Deferred Sales Load                                                        None

      PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios

         Annual Maintenance Fee                                                                None

         Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)

           Annual Mortality and Expense Risk Charge                                            0.55%
                                                                                               -----
           Total Separate Account Annual Expenses                                              0.55%
      -----------------------------------------------------------------------------------------------



      The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio's fees and expenses are contained in its prospectus.

      TABLE 2


      --------------------------------------------------------------------------
                                                   MINIMUM           MAXIMUM
      Total Annual Portfolio Operating
      Expenses(1)                                   0.35%             1.05%
      --------------------------------------------------------------------------

      (1) Expenses deducted from Portfolio assets include management fees, distribution (12b-1) fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses for the period ended December 31, 2006, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses for the period ended December 31, 2006.


      EXAMPLE

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Contract and any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

      TABLE 3


      --------------------------------------------------------------------------------------
                                               1 YEAR      3 YEARS     5 YEARS     10 YEARS
      If you surrender your Contract at
      the end of the applicable time period     $163         $505        $871      $1,900
      If you do not surrender or you
      annuitize your Contract                    163          505         871       1,900
      --------------------------------------------------------------------------------------


VARIABLE ANNUITY PROSPECTUS                                                   11
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ending December 31.

      TABLE 4


      --------------------------------------------------------------------------------------------------
                                                        ACCUMULATION UNIT VALUE
                                                      ----------------------------    ACCUMULATION UNITS
                                                       BEGINNING                        OUTSTANDING AT
      SUBACCOUNT                            YEAR       OF PERIOD     END OF PERIOD      END OF PERIOD
      --------------------------------------------------------------------------------------------------

      NEW AMERICA GROWTH SUBACCOUNT         2006         $21.79          $23.26           108,020
                                          --------------------------------------------------------------

                                            2005          20.97           21.79           122,898
                                          --------------------------------------------------------------
                                            2004          19.01           20.97           126,686
                                          --------------------------------------------------------------
                                            2003          14.15           19.01           133,644
                                          --------------------------------------------------------------
                                            2002          19.85           14.15           139,114
                                          --------------------------------------------------------------
                                            2001          22.64           19.85           140,789
                                          --------------------------------------------------------------
                                            2000          25.47           22.64           157,544
                                          --------------------------------------------------------------
                                            1999          22.72           25.47           172,664
                                          --------------------------------------------------------------
                                            1998          19.27           22.72           188,096
                                          --------------------------------------------------------------
                                            1997          16.00           19.27           170,990

      --------------------------------------------------------------------------------------------------
      EQUITY INCOME SUBACCOUNT              2006          30.45           36.03           196,482

                                          --------------------------------------------------------------
                                            2005          29.47           30.45           213,636
                                          --------------------------------------------------------------
                                            2004          25.78           29.47           204,994
                                          --------------------------------------------------------------
                                            2003          20.66           25.78           206,021
                                          --------------------------------------------------------------
                                            2002          23.91           20.66           203,265
                                          --------------------------------------------------------------
                                            2001          23.69           23.91           210,018
                                          --------------------------------------------------------------
                                            2000          21.07           23.69           205,580
                                          --------------------------------------------------------------
                                            1999          20.42           21.07           307,417
                                          --------------------------------------------------------------
                                            1998          18.84           20.42           341,036
                                          --------------------------------------------------------------
                                            1997          14.70           18.84           320,917

      --------------------------------------------------------------------------------------------------
      PERSONAL STRATEGY BALANCED            2006          26.73           29.74            87,917

      SUBACCOUNT                          --------------------------------------------------------------
                                            2005          25.26           26.73            84,666
                                          --------------------------------------------------------------
                                            2004          22.51           25.26            76,223
                                          --------------------------------------------------------------
                                            2003          18.14           22.51            79,935
                                          --------------------------------------------------------------
                                            2002          19.78           18.14            78,032
                                          --------------------------------------------------------------
                                            2001          20.38           19.78            81,844
                                          --------------------------------------------------------------
                                            2000          19.44           20.38            82,652
                                          --------------------------------------------------------------
                                            1999          18.04           19.44            89,204
                                          --------------------------------------------------------------
                                            1998          15.86           18.04            94,177
                                          --------------------------------------------------------------
                                            1997          13.51           15.86            76,311

      --------------------------------------------------------------------------------------------------
      BLUE CHIP GROWTH SUBACCOUNT(2)        2006           9.46           10.31            39,646

                                          --------------------------------------------------------------
                                            2005           8.98            9.46            26,279
                                          --------------------------------------------------------------
                                            2004           8.30            8.98            26,740
                                          --------------------------------------------------------------
                                            2003           6.49            8.30            16,786
                                          --------------------------------------------------------------
                                            2002           8.57            6.49             9,755
                                          --------------------------------------------------------------
                                            2001          10.00            8.57             7,778

      --------------------------------------------------------------------------------------------------
      HEALTH SCIENCES SUBACCOUNT(2)         2006          11.40           12.33            48,737

                                          --------------------------------------------------------------
                                            2005          10.11           11.40            45,041
                                          --------------------------------------------------------------
                                            2004           8.79           10.11            35,797
                                          --------------------------------------------------------------
                                            2003           6.49            8.79            22,190
                                          --------------------------------------------------------------
                                            2002           9.07            6.49            20,768
                                          --------------------------------------------------------------
                                            2001          10.00            9.07            12,913
      --------------------------------------------------------------------------------------------------


VARIABLE ANNUITY PROSPECTUS                                                   12
--------------------------------------------------------------------------------


      --------------------------------------------------------------------------------------------------
                                                        ACCUMULATION UNIT VALUE
                                                      ----------------------------    ACCUMULATION UNITS
                                                       BEGINNING                        OUTSTANDING AT
      SUBACCOUNT                            YEAR       OF PERIOD     END OF PERIOD      END OF PERIOD
      --------------------------------------------------------------------------------------------------

      EQUITY INDEX 500 SUBACCOUNT(2)        2006           9.89           11.34            69,055
                                          --------------------------------------------------------------

                                            2005           9.48            9.89            69,684
                                          --------------------------------------------------------------
                                            2004           8.64            9.48            61,287
                                          --------------------------------------------------------------
                                            2003           6.77            8.64            53,009
                                          --------------------------------------------------------------
                                            2002           8.76            6.77            46,366
                                          --------------------------------------------------------------
                                            2001          10.00            8.76            44,260

      --------------------------------------------------------------------------------------------------
      LIMITED-TERM BOND SUBACCOUNT          2006          16.06           16.62            40,255

                                          --------------------------------------------------------------
                                            2005          15.87           16.06            36,808
                                          --------------------------------------------------------------
                                            2004          15.79           15.87            31,394
                                          --------------------------------------------------------------
                                            2003          15.22           15.79            42,882
                                          --------------------------------------------------------------
                                            2002          14.52           15.22            38,433
                                          --------------------------------------------------------------
                                            2001          13.47           14.52            35,856
                                          --------------------------------------------------------------
                                            2000          12.39           13.47            29,737
                                          --------------------------------------------------------------
                                            1999          12.37           12.39            35,572
                                          --------------------------------------------------------------
                                            1998          11.60           12.37            40,576
                                          --------------------------------------------------------------
                                            1997          10.92           11.60            41,943

      --------------------------------------------------------------------------------------------------
      MID-CAP GROWTH SUBACCOUNT(1)          2006          26.89           28.52           230,872

                                          --------------------------------------------------------------
                                            2005          23.57           26.89           240,360
                                          --------------------------------------------------------------
                                            2004          20.02           23.57           229,651
                                          --------------------------------------------------------------
                                            2003          14.55           20.02           183,830
                                          --------------------------------------------------------------
                                            2002          18.58           14.55           190,474
                                          --------------------------------------------------------------
                                            2001          18.86           18.58           192,879
                                          --------------------------------------------------------------
                                            2000          17.65           18.86           213,613
                                          --------------------------------------------------------------
                                            1999          14.34           17.65           187,779
                                          --------------------------------------------------------------
                                            1998          11.82           14.34           155,295
                                          --------------------------------------------------------------
                                            1997          10.00           11.82            91,142

      --------------------------------------------------------------------------------------------------
      PRIME RESERVE SUBACCOUNT(1)           2006          12.94           13.46            67,473

                                          --------------------------------------------------------------
                                            2005          12.66           12.94            99,089
                                          --------------------------------------------------------------
                                            2004          12.62           12.66            93,879
                                          --------------------------------------------------------------
                                            2003          12.60           12.62            57,037
                                          --------------------------------------------------------------
                                            2002          12.49           12.60           101,514
                                          --------------------------------------------------------------
                                            2001          12.07           12.49            95,437
                                          --------------------------------------------------------------
                                            2000          11.44           12.07            81,799
                                          --------------------------------------------------------------
                                            1999          10.97           11.44            99,390
                                          --------------------------------------------------------------
                                            1998          10.47           10.97            99,654
                                          --------------------------------------------------------------
                                            1997          10.00           10.47            75,383

      --------------------------------------------------------------------------------------------------
      INTERNATIONAL STOCK SUBACCOUNT        2006          17.41           20.62           104,018

                                          --------------------------------------------------------------
                                            2005          15.08           17.41           104,267
                                          --------------------------------------------------------------
                                            2004          13.33           15.08            96,630
                                          --------------------------------------------------------------
                                            2003          10.27           13.33            94,869
                                          --------------------------------------------------------------
                                            2002          12.64           10.27           102,145
                                          --------------------------------------------------------------
                                            2001          16.34           12.64           109,040
                                          --------------------------------------------------------------
                                            2000          19.99           16.34           131,100
                                          --------------------------------------------------------------
                                            1999          15.08           19.99           126,636
                                          --------------------------------------------------------------
                                            1998          13.09           15.08           126,224
                                          --------------------------------------------------------------
                                            1997          12.77           13.09           123,502
      --------------------------------------------------------------------------------------------------



      (1)   Subaccount commenced operations January 2, 1997.

      (2)   Subaccount commenced operations February 1, 2001.

VARIABLE ANNUITY PROSPECTUS                                                   13
--------------------------------------------------------------------------------

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      The Company is a stock life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation ("Security Benefit"), a financial services holding company, organized under the laws of the State of Kansas. Security Benefit is wholly-owned by Security Benefit Mutual Holding Company, a Kansas mutual holding company.

PUBLISHED RATINGS

      The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT OF FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

      The Company established the T. Rowe Price Variable Annuity Account as a separate account under New York law on November 11, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Portfolio. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Portfolios or other securities, mutual funds, or investment vehicles. Under its contract with the distributor, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios

VARIABLE ANNUITY PROSPECTUS                                                   14
--------------------------------------------------------------------------------

      should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. See "Substitution of Investments." For more information about the distributor, see "Distribution of the Contract."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

THE FUNDS


      Each Fund is a diversified, open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Portfolios. Each Portfolio pursues different investment objectives and policies.

      Shares of the Portfolios currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Portfolios have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Portfolios, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other fund, even if both the Portfolio and the other fund are managed by the same adviser.

      Because the Portfolios may serve as investment vehicles for both variable life insurance policies and variable annuity contracts ("mixed funding") and shares of the Portfolios also may be sold to separate accounts of other insurance companies ("shared funding"), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Portfolios serve as investment vehicles might at some time be in conflict. However, the Company and each Portfolio's Board of Directors are required to monitor events in order to identify any material conflicts that arise from the use of the Portfolios for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Portfolio(s) involved in the conflict. This might force a Portfolio to sell securities at disadvantageous prices.


      A summary of the investment objective of each Portfolio is set forth below. We cannot assure that any Portfolio will achieve its objective. More detailed information is contained in the accompanying prospectuses of the Portfolios, including information on the risks associated with the investments and investment techniques of each Portfolio.

      THE PORTFOLIO PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE CAREFULLY READ IN CONJUNCTION WITH THIS PROSPECTUS BEFORE INVESTING.

      T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO


      The investment objective of the New America Growth Portfolio is to seek to provide long-term growth of capital through investments primarily in the common stocks of growth companies.

VARIABLE ANNUITY PROSPECTUS                                                   15
--------------------------------------------------------------------------------

      T. ROWE PRICE MID-CAP GROWTH PORTFOLIO*


      The investment objective of the Mid-Cap Growth Portfolio is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average growth.


      T. ROWE PRICE EQUITY INCOME PORTFOLIO


      The investment objective of the Equity Income Portfolio is to seek to provide substantial dividend income as well as capital appreciation by investing primarily in common stocks of established companies.


      T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

      T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

      The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

      T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

      The investment objective of the Health Sciences Portfolio is to seek long term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

      T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO**


      The investment objective of the Equity Index 500 Portfolio is to seek to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.


      T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

      The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

      T. ROWE PRICE PRIME RESERVE PORTFOLIO

      The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

      The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.


       * The Mid-Cap Growth Subaccount, which invests in the Mid-Cap Growth Portfolio, is available only if you purchased your Contract prior to May 1, 2004. Contractowners who purchased prior to that date may continue to allocate purchase payments and exchange Account Value to the Mid-Cap Growth Subaccount. If you purchased your Contract on or after that date, you may not allocate purchase payments or exchange your Account Value to the Mid-Cap Growth Subaccount.


      ** "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

VARIABLE ANNUITY PROSPECTUS                                                   16
--------------------------------------------------------------------------------

THE INVESTMENT ADVISERS


      T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc. ("TRP International"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is responsible for selection and management of portfolio investments for each Portfolio except the T. Rowe Price International Stock Portfolio, and TRP International is responsible for selection and management of portfolio investments for that Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers.


      The Company has developed the Contract in cooperation with Investment Services and has included the Portfolios eligible for use by variable insurance products in the T. Rowe Price family of funds based on recommendations made by Investment Services, whose selection criteria may differ from the Company's selection criteria.

      T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. Investment Services, a wholly-owned subsidiary of T. Rowe Price, also is not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

      The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.


      If you are purchasing the Contract as an investment vehicle for an IRA or Roth IRA, you should consider that the Contract does not provide any additional tax advantage beyond those already available through the IRA or Roth IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options that guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

VARIABLE ANNUITY PROSPECTUS                                                   17
--------------------------------------------------------------------------------

APPLICATION FOR A CONTRACT

      If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the Administrative Office. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE PAYMENTS

      If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 under an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 under an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 under an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 under an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. The Company will not accept without prior Company approval aggregate purchase payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will hold your purchase payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the purchase payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract and/or apply the purchase payment to your Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent purchase payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The initial purchase payment must be paid before the

VARIABLE ANNUITY PROSPECTUS                                                   18
--------------------------------------------------------------------------------

      Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

      If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner's account to government regulators. In addition, the Company may be required to block an Owner's account and thereby refuse to pay any request for exchanges, full or partial withdrawals, or death benefits until instructions are received from the appropriate regulator.

ALLOCATION OF PURCHASE PAYMENTS

      In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Interest Account.

      You may change the purchase payment allocation instructions by submitting a proper written request to the Company's Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your purchase payment allocation by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account in the manner described in "Exchanges of Account Value."

DOLLAR COST AVERAGING OPTION

      Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      You may request a Dollar Cost Averaging Request form from the Company. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company does not require that exchanges be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

VARIABLE ANNUITY PROSPECTUS                                                   19
--------------------------------------------------------------------------------

      To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received by the Company at its Administrative Office. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.

      After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until the Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under "Exchanges of Account Value."


      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company's Administrative Office. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the Administrative Office. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company requires that you wait at least one month if exchanges were made on a monthly basis, or one quarter if exchanges were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option.


      You may also dollar cost average Account Value to or from the Fixed Interest Account, subject to certain restrictions described under "The Fixed Interest Account."

ASSET REBALANCING OPTION

      Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect this option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received by the Company at its Administrative Office. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you

VARIABLE ANNUITY PROSPECTUS                                                   20
--------------------------------------------------------------------------------

      must indicate the applicable Subaccounts, the applicable time period and the percentage of Account Value to be allocated to each Subaccount. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

      Upon receipt of the Asset Rebalancing Request form, the Company will effect an exchange among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will exchange Account Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as applicable, of the date of the Company's receipt of the Asset Rebalancing Request in proper form. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Date on which the exchange is effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that generally are allowed as discussed under "Exchanges of Account Value."

      You may make changes to the option by writing to the Company's Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company's Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company's Administrative Office. This option will terminate automatically in the event that you exchange Account Value outside the Asset Rebalancing option by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the Company's Administrative Office. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. The Company does not currently charge a fee for this option.

      Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing, subject to certain restrictions described under "The Fixed Interest Account."

EXCHANGES OF ACCOUNT VALUE

      You may exchange Account Value among the Subaccounts upon proper written request to the Company's Administrative Office both before and after the Annuity Payout Date. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if the proper form has been completed, signed, and filed at the Company's Administrative Office. Up to six exchanges are allowed in any Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option), or the amount remaining in a given Subaccount. The minimum exchange amount does not apply to exchanges under the Dollar Cost Averaging or Asset Rebalancing Options.

      The Company generally effects exchanges between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the exchange request is received; however, exchange requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times."

      You may also exchange Account Value to the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described in "The Fixed Interest Account." The Company does not assess an exchange fee on exchanges. For a discussion of exchanges after the Annuity Payout Date, see "Annuity Payments."

VARIABLE ANNUITY PROSPECTUS                                                   21
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      FREQUENT EXCHANGE RESTRICTIONS

      The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities may disrupt portfolio management of the Portfolios in which the Subaccounts invest (such as requiring the Portfolios to maintain a high level of cash or causing the Portfolios to liquidate investments prematurely to pay withdrawals), hurt Portfolio performance, and drive Portfolio expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Portfolios, the risk exists that the Portfolios may suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Portfolios, Owners with Account Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.


      The Company has in place policies and procedures designed to restrict exchanges if we determine that you are engaging in a pattern of exchanges that is disruptive to the Portfolios or potentially disadvantageous to other Owners with Account Value allocated to the applicable Subaccount (regardless of the number of previous exchanges the Owner has made during the Contract Year). In making this determination, we monitor exchanges among the Subaccounts and consider among other things, the following factors:


            o     The total dollar amount being exchanged;

            o The number of exchanges you made within the previous three months;


            o     Exchanges to and from (or from and to) the same Subaccount;


            o Whether your exchanges appear to follow a pattern designed to take advantage of short-term market fluctuations; and

            o Whether your exchanges appear to be part of a group of exchanges made by a third party on behalf of the individual Owners in the group.

      If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios or potentially disadvantageous to Owners, the Company may send you a letter notifying you that it is prohibiting you from making telephone exchanges or other electronic exchanges and instead requiring that you submit exchange requests in writing via regular U.S. mail for a disclosed period that begins on the date of the letter. In addition, if you make a certain number of exchanges from a Subaccount followed by an exchange to that Subaccount (or to a Subaccount followed by an exchange from that Subaccount) ("round trip exchanges") during the prior three-month period (or such shorter period as specified in the chart below), the Company will prohibit further exchanges to that Subaccount until such exchange may be made without violating the number of round trip exchanges permitted (please see the chart below).

VARIABLE ANNUITY PROSPECTUS                                                   22
--------------------------------------------------------------------------------

      TABLE 5


      -------------------------------------------------------------------------------------------
                                                                                 NUMBER OF ROUND
                           SUBACCOUNT                                            TRIP EXCHANGES*
      -------------------------------------------------------------------------------------------
       T. Rowe Price Prime Reserve                                                  Unlimited
       T. Rowe Price New America Growth, T. Rowe Price Equity Income,                   1
       T. Rowe Price Personal Strategy Balanced, T. Rowe Price Blue Chip
       Growth, T. Rowe Price Health Sciences, T. Rowe Price Equity Index
       500, T. Rowe Price Limited-Term Bond, T. Rowe Price Mid-Cap Growth,
       T. Rowe Price International Stock
      -------------------------------------------------------------------------------------------


      * Number of round trip exchanges that can be made in any three-month period before the Company will prohibit further exchanges to that Subaccount. Exchanges to the Subaccount will be prohibited until such exchange may be made without violating the number of round trip exchanges set forth above.


      In addition to the Company's own frequent exchange procedures, the Portfolios may have adopted their own policies and procedures with respect to frequent exchanges of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Portfolios have reserved the right to temporarily or permanently refuse payments or exchange requests from the Company if, in the judgment of the Portfolio's manager, the Portfolio would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Portfolios' frequent exchange policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates the Company to provide to the Portfolio promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or exchanges by specific Owners who violate the frequent exchange policies established by the Portfolio.

      Managers of the Portfolios may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful exchange. If the Company reverses a potentially harmful exchange, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original exchange was effected, and the Company will inform the Owner in writing at his or her address of record.

      To the extent permitted by applicable law, the Company also reserves the right to reject an exchange request at any time that the Company is unable to purchase or redeem shares of any of the Portfolios because of any refusal or restriction on purchases or redemptions of their shares as a result of the Portfolio's policies and procedures on market timing activities or other potentially abusive exchanges. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Portfolios in the future. You should read the prospectuses of the Portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.


      In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large exchanges that may adversely affect other Owners or Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on exchanges). The Company may change its parameters to monitor for factors other than the number of "round trip exchanges" into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful

VARIABLE ANNUITY PROSPECTUS                                                   23
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      activity, the Company may aggregate exchanges made in two or more
      Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

      The Company does not include exchanges made pursuant to Dollar Cost Averaging and Asset Rebalancing Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Portfolios that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent exchanges.

      Contractowners seeking to engage in programmed, frequent, or large exchange activity may deploy a variety of strategies to avoid detection. The Company's ability to detect and deter such exchange activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company's ability to restrict or deter harmful exchanges. Furthermore, the identification of Owners determined to be engaged in exchange activity that may adversely affect other Owners or Portfolio shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Portfolios, the Company cannot guarantee that the Portfolios will not suffer harm from programmed, frequent, or large exchanges among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

      Because the Company cannot guarantee that it can restrict or deter all harmful exchange activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Portfolios and potentially lower Portfolio performance and higher Portfolio expenses. In addition, there is a risk that the Company will not detect harmful exchange activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful exchange activity. Moreover, due to the Company's operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Portfolios, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

ACCOUNT VALUE

      The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

      On each Valuation Date, the amount of Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See "Determination of Account Value." Account Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

      Your Account Value will vary to a degree that depends upon several factors, including

      o Investment performance of the Subaccounts to which you have allocated Account Value,

      o     Interest credited to the Fixed Interest Account,

VARIABLE ANNUITY PROSPECTUS                                                   24
--------------------------------------------------------------------------------

      o     Payment of purchase payments,

      o     Full and partial withdrawals,

      o     Annuity Payments under Options 5 through 7, and

      o     Charges assessed in connection with the Contract.

      The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolio. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Portfolio and any dividends or distributions declared by the Portfolio. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount's Accumulation Units as of the end of the Valuation Period in which the purchase payment is credited.


      In addition, other transactions including full or partial withdrawals, exchanges, Annuity Payments under Options 5 through 7, and assessment of premium taxes against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.


      The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio, (2) any dividends or distributions paid by the Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

CUT-OFF TIMES

      Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the "cut-off time"). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include exchanges, full and partial withdrawals, death benefit payments, and purchase payments.

VARIABLE ANNUITY PROSPECTUS                                                   25
--------------------------------------------------------------------------------

FULL AND PARTIAL WITHDRAWALS

      An Owner may make a partial withdrawal of Account Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Account Value at any time while the Owner is living, and before the Annuity Payout Date, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under the applicable plan for qualified Plans and applicable law. Withdrawals after the Annuity Payout Date are permitted only under Annuity Options 5 through 7. See "Annuity Payments" for a discussion of withdrawals after the Annuity Payout Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at its Administrative Office; however, if a withdrawal request is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See "Cut-Off Times." A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value is equal to the Account Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any uncollected premium taxes to reimburse the Company. See "Premium Tax Charges."

      You may request a partial withdrawal for a specified percentage or dollar amount of Account Value. Each partial withdrawal must be for at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Account Value to meet the request. Upon payment, your Account Value will be reduced by an amount equal to the payment and any premium tax charge. See "Premium Tax Charge." If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.

      The Company will deduct the amount of a partial withdrawal from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Owner's instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account." If you do not specify the allocation, the Company will contact you for instructions, and will effect the withdrawal as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge."

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59 1/2, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 408 of the Internal Revenue Code, reference should be made to the terns of the particular Qualified Plan for any limitations or restrictions on withdrawals. For more information, see "Restrictions on Withdrawals from Qualified Plans." The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS

      The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Payout Date by sending a properly completed Systematic Withdrawal Request form to the

VARIABLE ANNUITY PROSPECTUS                                                   26
--------------------------------------------------------------------------------

      Company at its Administrative Office. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. An Owner may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. The Owner may stop or modify systematic withdrawals upon proper written request to the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

      Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax.

      In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal $0.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.

      The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under "The Fixed Interest Account." You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59 1/2. See "Federal Tax Matters."

FREE-LOOK RIGHT

      You may return a Contract within the Free-Look Period, which is a 30-day period beginning when you receive the Contract (or a 60-day period if you are purchasing your Contract in connection with a replacement of another annuity or a life insurance contract). Purchase payments received during the Free-Look Period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you purchase payments allocated to the Fixed Interest Account. The Company will also refund any Account Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those circumstances in which it is required to do so.

DEATH BENEFIT

      You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

      If the Owner dies prior to the Annuity Payout Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner's death and instructions regarding payment to the Designated

VARIABLE ANNUITY PROSPECTUS                                                   27
--------------------------------------------------------------------------------

      Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

      If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment. The amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of the Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."

      The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If the age of each Owner (or Annuitant, if the Owner is not a natural person) was 75 or younger on the Contract Date and an Owner dies prior to the Annuity Payout Date while this Contract is in force, the amount of the death benefit will be the greatest of:

      1. The Account Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at its Administrative Office,

      2. The sum of all purchase payments less any reductions caused by previous withdrawals, or

      3.    The stepped-up death benefit.

      The stepped-up death benefit is:

      o the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus

      o any purchase payments made since the applicable fifth annual Contract anniversary, less

      o     any withdrawals since the applicable anniversary.

      If an Owner dies prior to the Annuity Payout Date and the Contract was issued to the Owner after age 75, the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received by the Company at its Administrative Office.

      The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Designated Beneficiary is to receive Annuity Payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Designated Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a discussion of the tax consequences in the event of death.


      Please note that any death benefit payment we make in excess of Account Value is subject to our financial strength and claims-paying ability.


DISTRIBUTION REQUIREMENTS

      For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earlier of the spouse's death or the Annuity Payout Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Account Value

VARIABLE ANNUITY PROSPECTUS                                                   28
--------------------------------------------------------------------------------


      will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving Annuity Payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT

      If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death. See "Annuity Options."

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE


      The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This charge is also deducted during the Annuity Period. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.


      The expense risk is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.


      The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional, distribution and administrative expenses.


PREMIUM TAX CHARGE

      Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status

VARIABLE ANNUITY PROSPECTUS                                                   29
--------------------------------------------------------------------------------

      in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. The Company deducts this charge when due, typically upon the Annuity Payout Date, upon full or partial withdrawal, or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. The Company reserves the right to deduct premium taxes, if imposed, when due or any time thereafter. No premium tax is currently imposed in the State of New York.

OTHER CHARGES

      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

GUARANTEE OF CERTAIN CHARGES

      The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

FUND EXPENSES


      Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. Each Portfolio's net asset value reflects the investment management fee and other expenses that are deducted from the assets of the Portfolio. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in each Portfolio's prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year. The Company bears no responsibility for such fees and expenses.


ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

      You may select the Annuity Payout Date at the time of application. You may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require you start Annuity Payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's 70th birthday or the fifth annual Contract Anniversary. If you do not select an Annuity Option, Annuity Payments will not begin until you make a selection, which may be after the Annuity Payout Date. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

      On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described below. Each Option is available in two forms--either as a variable annuity for use with the Subaccounts or as a fixed annuity for use with the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

VARIABLE ANNUITY PROSPECTUS                                                   30
--------------------------------------------------------------------------------

      TABLE 6


      --------------------------------------------------------------------------------------------------------------
                                                                                                COMBINATION VARIABLE
      ANNUITY OPTION                                       VARIABLE ANNUITY    FIXED ANNUITY     AND FIXED ANNUITY
      --------------------------------------------------------------------------------------------------------------
      Option 1 - Life Income                                      X                  X
      --------------------------------------------------------------------------------------------------------------
      Option 2 - Life Income with Period Certain                  X                  X
      --------------------------------------------------------------------------------------------------------------
      Option 3 - Life Income with Installment Refund              X                  X
      --------------------------------------------------------------------------------------------------------------
      Option 4 - Joint and Last Survivor                          X                  X
      --------------------------------------------------------------------------------------------------------------
      Option 5 - Payments for a Specified Period                  X                  X                   X
      --------------------------------------------------------------------------------------------------------------
      Option 6 - Payments of a Specified Amount                   X                  X                   X
      --------------------------------------------------------------------------------------------------------------
      Option 7 - Age Recalculation                                X                  X                   X
      --------------------------------------------------------------------------------------------------------------


      Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, proceeds derived from Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The proceeds under the Contract will be equal to your Account Value in the Subaccounts and the Fixed Interest Account as of the Annuity Payout Date, reduced by any applicable premium taxes.


      You may elect to receive Annuity Payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $20. You may direct Investment Services to apply the proceeds of an Annuity Payment to the purchase of shares of one or more of the T. Rowe Price Funds by submitting a written request to the Company at its Administrative Office. If the frequency of payments selected would result in payments of less than $20, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $15 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).


      You may designate or change an Annuity Payout Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Payout Date set forth in the Contract. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received at the Company's Administrative Office.

EXCHANGES AND WITHDRAWALS

      During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the Company's Administrative Office. Up to six exchanges are allowed in any Contract Year. Exchanges are not allowed within 30 days of the Annuity Payout Date. Exchanges of Account Value or Payment Units during the Annuity Period will result in future Annuity Payments based upon the performance of the Subaccounts to which the exchange is made.

      The Owner may exchange Payment Units under Options 1 through 4 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account." The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

      Once Annuity Payments have commenced under Options 1 through 4, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity for the Withdrawal Value. Full and partial withdrawals of Account Value are available, however, during the Annuity Period under

VARIABLE ANNUITY PROSPECTUS                                                   31
--------------------------------------------------------------------------------

      Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS


      The Contract provides for seven Annuity Options. The Company may make other Annuity Options available upon request. If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. Please note that any amounts the Company guarantees under an Annuity Option is subject to the Company's financial strength and claims-paying ability. The Annuity Options are set forth below.


      OPTION 1 - LIFE INCOME Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS WILL CEASE UPON THE DEATH OF THE ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 - LIFE INCOME WITH PERIOD CERTAIN OF 5, 10, 15, OR 20 YEARS Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected by the Owner, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. UPON THE ANNUITANT'S DEATH AFTER THE PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

      OPTION 3 - LIFE INCOME WITH INSTALLMENT OR UNIT REFUND OPTION Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      OPTION 4 - JOINT AND LAST SURVIVOR Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment, is reduced as of the first Annuity Payment following the Annuitant's death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each annuity payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

VARIABLE ANNUITY PROSPECTUS                                                   32
--------------------------------------------------------------------------------

      OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

      OPTION 7 - AGE RECALCULATION Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

SELECTION OF AN OPTION

      You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified Plan, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. The Company does not allow the Annuity Payout Date to be deferred beyond the Annuitant's 90th birthday.

ANNUITY PAYMENTS

      Annuity Payments under Options 1 through 4 are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant's life expectancy based upon the Annuitant's age as of the Annuity Payout Date and the Annuitant's gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by the Owner. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates. The Company calculates variable Annuity Payments under Options 1 through 4 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 for each $1,000 applied to the Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

      On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated

VARIABLE ANNUITY PROSPECTUS                                                   33
--------------------------------------------------------------------------------

      to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts.

      Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amount determined for each Subaccount. An example is set forth below of an Annuity Payment calculation under Option 2, assuming purchase of a Contract by a 60-year-old male with Account Value of $100,000.

      TABLE 7


      --------------------------------------------------------------------------------------------------------------------
        Account Value                  $100,000                                     $100,000
        Premium Tax                    -      0                                     -------- = 100
                                       --------                                      $1,000
        Proceeds Under the Contract    $100,000

        Amount determined by reference to annuity table for a male, age 60 under Option 2 ...............   $4.78

        First Variable Annuity Payment (100 x $4.78) ....................................................    $478



                                   ALLOCATION OF       FIRST VARIABLE          PAYMENT UNIT          NUMBER OF PAYMENT
                                   ACCOUNT VALUE      ANNUITY PAYMENT        VALUE ON ANNUITY     UNITS USED TO DETERMINE
        SUBACCOUNT               UNDER THE CONTRACT      ALLOCATION             PAYOUT DATE         SUBSEQUENT PAYMENTS
        Equity Income                   50%                $239.00      /        $1.51          =        158.2781
        International Stock             50%                 239.00      /         1.02          =        234.3137
                                                           -------
                                                           $478.00



                                 NUMBER OF PAYMENT UNITS USED TO       PAYMENT UNIT VALUE ON       AMOUNT OF SUBSEQUENT
        SUBACCOUNT                DETERMINE SUBSEQUENT PAYMENTS       SUBSEQUENT PAYMENT DATE         ANNUITY PAYMENT
        Equity Income                       158.2781             x               $1.60          =        $253.24
        International Stock                 234.3137             x                1.10          =         257.74
                                                                                                         -------
        Subsequent Variable Annuity Payment .........................................................    $510.98
      --------------------------------------------------------------------------------------------------------------------


ASSUMED INTEREST RATE

      As discussed above, the annuity rates for Options 1 through 4 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the Annuity Payments will increase and if it is less than the assumed interest rate, the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial Annuity Payment but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline more rapidly in a declining market). A lower assumed interest rate, for example 3.5%, would have the opposite effect.

VARIABLE ANNUITY PROSPECTUS                                                   34
--------------------------------------------------------------------------------

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------

      You may allocate all or a portion of your purchase payments and exchange Account Value to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company's General Account, which supports the Company's insurance and annuity obligations. The General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The Company has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. The disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract."


      Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account. Please note that any amounts the Company guarantees in connection with the Fixed Interest Account are subject to its financial strength and claims-paying ability.


INTEREST

      Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least a specified minimum ("Guaranteed Rate"). The Guaranteed Rate accrues daily and is an annual effective rate of 3% based upon the requirements of New York law. Such interest will be paid regardless of the actual investment experience of the Fixed Interest Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Account Value in the Fixed Interest Rate may not exceed the Guaranteed Rate.

      Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account). The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling one-year periods (each a "Guarantee Period"). Upon expiration of any Guarantee Period, a new Guarantee Period begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company as of the first day of the new Guarantee Period.

      Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. Therefore, at any time, various portions of a Contractowner's Account Value in the Fixed Interest Account

VARIABLE ANNUITY PROSPECTUS                                                   35
--------------------------------------------------------------------------------

      may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

      For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken in the following order:
      (1) from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected; (2) then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

      If permitted by your Contract, the Company may discontinue accepting purchase payments or exchanges into the Fixed Interest Account at any time.

DEATH BENEFIT

      The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See "Death Benefit."

CONTRACT CHARGES

      Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments or exchange Account Value to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, you will not pay directly or indirectly the investment management fees and operating expenses of the Portfolios to the extent Account Value is allocated to the Fixed Interest Account; however, you also will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

      You may exchange amounts from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, if you desire to implement the Asset Rebalancing Option, you should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once you implement an Asset Rebalancing Option, the restrictions on exchanges will not apply to exchanges made pursuant to the Option.

      Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum amount that you may exchange from the Fixed Interest Account to the Subaccounts is

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      the lesser of (i) $500 ($200 under the Dollar Cost Averaging Option) or
      (ii) the amount remaining in the Fixed Interest Account.

      If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner's Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.

      You may also make full withdrawals to the same extent as if you had allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and Partial Withdrawals" and "Systematic Withdrawals."

PAYMENTS FROM THE FIXED INTEREST ACCOUNT

      The Company reserves the right to delay any full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
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OWNERSHIP

      The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters," below.

      JOINT OWNERS. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

      The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Payout Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Primary

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      Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Payout Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Contractowner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

NON-PARTICIPATING

      The Company is a stock life insurance company and, accordingly, no dividends are paid by the Company on the Contract.

PAYMENTS FROM THE SEPARATE ACCOUNT

      The Company generally will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will exchange Account Value between Subaccounts or from a Subaccount to the Fixed Interest Account, within seven days after a proper request is received by the Company's Administrative Office. However, the Company can postpone the payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

      o During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

      o During which trading on the New York Stock Exchange is restricted as determined by the SEC,

      o During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

      o For such other periods as the SEC may by order permit for the protection of investors.

      The Company reserves the right to delay payments of any full or partial withdrawal until all of your purchase payment checks have been honored by your bank.

PROOF OF AGE AND SURVIVAL

      The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

      If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

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VARIABLE ANNUITY PROSPECTUS                                                   38
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FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

      The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code").

      The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Designated Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

      GENERAL

      The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES

      A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

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VARIABLE ANNUITY PROSPECTUS                                                   39
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      DIVERSIFICATION STANDARDS

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, in the present case the Contractowner has additional flexibility in allocating purchase payments and Account Values than in the cases described in the rulings. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are promulgated, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

      INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS

      Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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      o     SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code
            Section 72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract.


      o SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

            For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of Annuity Payments to date equals the investment in the Contract, the balance of the Annuity Payments will be fully taxable.

      o PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

            If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

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      ADDITIONAL CONSIDERATIONS

      o DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

            Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner's spouse.

      o GIFT OF ANNUITY CONTRACTS Generally, gifts of non-tax qualified Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      o CONTRACTS OWNED BY NON-NATURAL PERSONS If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

      o MULTIPLE CONTRACT RULE For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

            In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, Annuity Payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

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VARIABLE ANNUITY PROSPECTUS                                                   42
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      o     POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      o TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

      The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 or a Roth IRA under Section 408A, of the Code.

      If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

      The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company's Contract administration procedures. Contractowners, Annuitants, and Designated Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

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VARIABLE ANNUITY PROSPECTUS                                                   43
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      The following is a brief description of Qualified Plans and the use of the
      Contract therewith:

      o     SECTION 408

            INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs."

            IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:

            TABLE 8


            --------------------------------
                  TAX YEAR           AMOUNT
                    2007             $4,000
             2008 and thereafter     $5,000
            --------------------------------

            Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($80,000 for 2007 for a married couple filing a joint return and $50,000 for a single taxpayer in 2007). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


            Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

            An individual's interest in a traditional IRA must generally be distributed or begin to be distributed not [GRAPHIC OMITTED][OBJECT OMITTED]later than April 1 following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

            If an individual dies before reaching his or her required beginning date, the individual's entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the individual's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the

VARIABLE ANNUITY PROSPECTUS                                                   44
--------------------------------------------------------------------------------

            individual would have reached age 70 1/2. If there is no Designated Beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

            If an individual dies after reaching his or her required beginning date, the individual's interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

            Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions bears to the expected return under the IRA.

            Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts, from a traditional IRA may be eligible to be rolled over to another traditional IRA.

            The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

      o     SECTION 408A

            ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

            Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from a traditional IRA are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's life time. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end the first calendar year after death, and made in amounts that satisfy IRA required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

      o     TAX PENALTIES

            PREMATURE DISTRIBUTION TAX. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions:
            (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments

VARIABLE ANNUITY PROSPECTUS                                                   45
--------------------------------------------------------------------------------

            made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution;
            (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified higher education expenses"; or (ix) for certain "qualified first-time homebuyer distributions."

            MINIMUM DISTRIBUTION TAX. If the amount distributed from all of your IRAs is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed.

      o     WITHHOLDING

            Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

            Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

            The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.


OTHER TAX CONSIDERATIONS

      FEDERAL ESTATE TAXES

      While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

      GENERATION-SKIPPING TRANSFER TAX

      Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

      ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

      The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts

VARIABLE ANNUITY PROSPECTUS                                                   46
--------------------------------------------------------------------------------


      at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

      FOREIGN TAX CREDITS

      We may benefit from any foreign tax credits attributable to taxes paid by certain Portfolios to foreign jurisdictions to the extent permitted under Federal tax law.


OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES


      You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Portfolios in its own right, it may elect to do so.

      Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in the corresponding Subaccount on a particular date by the net asset value per share of the Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Portfolio. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolios. Voting instructions may be cast in person or by proxy.

      It is important that each Owner provide voting instructions to the Company because we vote all Portfolio shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.


SUBSTITUTION OF INVESTMENTS

      The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of any or all of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities

VARIABLE ANNUITY PROSPECTUS                                                   47
--------------------------------------------------------------------------------

      for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.


      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if marketing, tax, or investment conditions so warrant.


      Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount of the Separate Account to another separate account or Subaccount with the consent of Investment Services.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

      The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon purchase payments, exchanges, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

VARIABLE ANNUITY PROSPECTUS                                                   48
--------------------------------------------------------------------------------

      You will also receive annual and semiannual reports containing financial statements for those Portfolios corresponding to the Subaccounts to which you have allocated your Account Value. Such reports will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC PRIVILEGES


      If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed with the Company, you may: (1) request an exchange of Account Value and make changes in your purchase payment allocation and to an existing Dollar Cost Averaging or Asset Rebalancing option by telephone; (2) request an exchange of Account Value electronically via facsimile; and (3) request an exchange of Account Value through the Company's Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make exchanges of Account Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.


      Any telephone or electronic device, whether it is the Company's, yours, or your service provider's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company's processing of your exchange request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your exchange request by writing to our Administrative Office.

      The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request exchanges by telephone and would have to submit written requests.


      By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, nor any of its affiliates, nor the Funds or the Portfolios, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone exchange privilege. The Company may discontinue, modify, or suspend the telephone exchange privilege at any time.


DISTRIBUTION OF THE CONTRACT


      T. Rowe Price Investment Services, Inc. ("Investment Services") is the principal underwriter and distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the NASD, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. Investment Services does not receive any commissions or other compensation from the Company or the Separate Account for its services as distributor of the Contract.

VARIABLE ANNUITY PROSPECTUS                                                   49
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

      The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Investment Services is a party that are reasonably likely to materially affect the Separate Account, the Company's ability to meet its obligations under the Contract, or Investment Services' ability to perform its contract with the Separate Account.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


      Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.


      Current yield for the Prime Reserve Subaccount will be based on income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Prime Reserve Subaccount may become extremely low and possibly negative.

      For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods.

      Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

VARIABLE ANNUITY PROSPECTUS                                                   50
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

      A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, DC, upon payment of the SEC's prescribed fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL STATEMENTS


      The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements are included in the Statement of Additional Information.


TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


      The Statement of Additional Information for T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company's toll-free telephone number at 1-800-239-4703 or by detaching this page from the prospectus and mailing it to the Company at P.O. Box 2788, Topeka, Kansas 66601-9804. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below.

      General Information and History
      --------------------------------------------------------------------------
      Distribution of the Contract
      --------------------------------------------------------------------------
      Limits on Premiums Paid Under Tax-Qualified Retirement Plans
      --------------------------------------------------------------------------
      Performance Information
      --------------------------------------------------------------------------


      Independent Registered Public Accounting Firm
      --------------------------------------------------------------------------


      Financial Statements
      --------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



      T. ROWE PRICE VARIABLE ANNUITY
      STATEMENT OF ADDITIONAL INFORMATION
      DATE: MAY 1, 2007


      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

--------------------------------------------------------------------------------
ISSUED BY:                                      MAILING ADDRESS:
First Security Benefit Life Insurance           First Security Benefit Life Insurance
and Annuity Company of New York                 and Annuity Company of New York
70 West Red Oak Lane, 4th Floor                 c/o T. Rowe Price Variable Annuity Service Center
White Plains, New York 10604                    P.O. Box 2788
1-800-355-4570                                  Topeka, Kansas 66601-9804
                                                1-800-239-4703



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price Variable Annuity dated May 1, 2007. A copy of the Prospectus may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-239-4703 or by writing P.O. Box 2788, Topeka, Kansas 66601-9804.

STATEMENT OF ADDITIONAL INFORMATION                                            2
--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------

        General Information and History                                  3
        -------------------------------------------------------------- ------

        Distribution of the Contract                                     3
        -------------------------------------------------------------- ------

        Limits on Premiums Paid Under Tax-Qualified Retirement Plans     3
        -------------------------------------------------------------- ------

        Performance Information                                          4
        -------------------------------------------------------------- ------


        Independent Registered Public Accounting Firm                    5
        -------------------------------------------------------------- ------


        Financial Statements                                             6
        -------------------------------------------------------------- ------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
--------------------------------------------------------------------------------

     For a description of the Individual Flexible Premium Deferred Variable Annuity Contract (the "Contract"), First Security Benefit Life Insurance and Annuity Company of New York (the "Company"), and the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the "Separate Account"), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS

     The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------


     T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly-owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the NASD, Inc. The offering of the Contract is continuous.


     Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services' registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
--------------------------------------------------------------------------------

SECTION 408 AND 408A

     Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


---------------------------------- -----------------------
            TAX YEAR                       AMOUNT
              2007                         $4,000
       2008 and thereafter                 $5,000
---------------------------------- -----------------------


     If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 each tax year.

     Spousal IRAs allow an Owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which

STATEMENT OF ADDITIONAL INFORMATION                                            4
--------------------------------------------------------------------------------

     the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.


     Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code.
     Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $45,000. Salary reduction contributions, if any, are subject to additional annual limits.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


     Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Prime Reserve Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

     Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1

     The Company does not currently calculate yield or effective yield for the Prime Reserve Subaccount. Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)(6) - 1]
                                     -----
                                       cd

   where    a =  net investment income earned during the period by the Portfolio attributable to shares owned by the Subaccount,

            b =  expenses accrued for the period (net of any reimbursements),

            c = the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

            d = the maximum offering price per Accumulation Unit on the last day of the period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

     Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.


     Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by total return figures that reflect the deduction of the mortality and expense risk charge since the date of inception of the Separate Account or Subaccount.


     Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

     Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts, insurance product funds, or other investment products tracked by Lipper Analytical Services, Inc., Morningstar, Inc. or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of a tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis, and
     (iii) personal or general hypothetical illustrations of accumulation and payout period Account Values and annuity payments. From time to time information may be provided in advertising, sales literature and other written material regarding the appropriateness of the various annuity options as well as their advantages and disadvantages to contractholders and prospective investors.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

     The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006, and for each of the specified periods ended December 31, 2006 or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Kansas City, Missouri 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

STATEMENT OF ADDITIONAL INFORMATION                                            6
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     The consolidated financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, and the financial statements of T. Rowe Price Variable Annuity of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006, and for each of the specified periods ended December 31, 2006, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.


     The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

FINANCIAL STATEMENTS

T. Rowe Price Variable Annuity Account of First Security
Benefit Life Insurance and Annuity Company of New York
Year ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Financial Statements

                          Year ended December 31, 2006

                                    Contents

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Statements of Net Assets.......................................................3
Statements of Operations.......................................................4
Statements of Changes in Net Assets............................................5
Notes to Financial Statements..................................................7

             Report of Independent Registered Public Accounting Firm

The Contract Owners
T. Rowe Price Variable Annuity Account of First
   Security Benefit Life Insurance and
   Annuity Company of New York
      and
The Board of Directors
First Security Benefit Life Insurance and
   Annuity Company of New York

We have audited the accompanying statements of net assets of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the New America Growth, Mid-Cap Growth, Equity Income, Personal Strategy Balanced, Blue Chip Growth, Health Sciences, Equity Index 500, Limited-Term Bond, Prime Reserve, and International Stock Subaccounts as of December 31, 2006, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of First Security Benefit Life Insurance and Annuity Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006, the results of their operations, and the changes in their net assets for the periods
described  above,  in  conformity  with  U.S.  generally   accepted   accounting
principles.

                                                           /s/ Ernst & Young LLP
April 9, 2007

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                            Statements of Net Assets

                                December 31, 2006

                                      New                                  Personal
                                    America      Mid-Cap       Equity      Strategy    Blue Chip      Health       Equity
                                     Growth       Growth       Income      Balanced      Growth      Sciences    Index 500
                                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                   ----------------------------------------------------------------------------------------
Assets:
   Mutual funds, at market value   $2,511,959   $6,584,201   $7,080,126   $2,614,286   $  408,873   $  600,703   $  783,210
                                   ----------------------------------------------------------------------------------------
Total assets                        2,511,959    6,584,201    7,080,126    2,614,286      408,873      600,703      783,210
                                   ----------------------------------------------------------------------------------------
Net assets                         $2,511,959   $6,584,201   $7,080,126   $2,614,286   $  408,873   $  600,703   $  783,210
                                   ========================================================================================

Units outstanding                     108,020      230,872      196,482       87,917       39,646       48,737       69,055

Unit value                         $    23.26   $    28.52   $    36.03   $    29.74   $    10.31   $    12.33   $    11.34

Mutual funds, at cost              $2,461,178   $5,235,395   $5,595,713   $2,185,204   $  355,022   $  463,708   $  627,447
Mutual fund shares                    116,727      275,720      285,029      133,586       38,866       47,151       72,587



                                    Limited-      Prime      International
                                   Term Bond     Reserve         Stock
                                   Subaccount   Subaccount     Subaccount
                                   ----------------------------------------
Assets:
   Mutual funds, at market value   $  670,451   $  909,827   $    2,144,163
                                   ----------------------------------------
Total assets                          670,451      909,827        2,144,163
                                   ----------------------------------------
Net assets                         $  670,451   $  909,827   $    2,144,163
                                   ========================================

Units outstanding                      40,255       67,473          104,018

Unit value                         $    16.62   $    13.46   $        20.62

Mutual funds, at cost              $  680,569   $  910,093   $    1,714,783
Mutual fund shares                    137,108      909,827          119,319

See accompanying notes.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                            Statements of Operations

                          Year ended December 31, 2006

                                              New                                       Personal
                                            America        Mid-Cap        Equity        Strategy       Blue Chip       Health
                                            Growth         Growth         Income        Balanced        Growth        Sciences
                                          Subaccount     Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                                          --------------------------------------------------------------------------------------
Investment income (loss):
  Dividend distributions                  $     1,153    $        --    $   106,264    $    49,757    $     1,166    $        --
  Expenses:
    Mortality and expense risk fee            (14,014)       (35,513)       (37,188)       (12,870)        (1,666)        (3,037)
                                          --------------------------------------------------------------------------------------
Net investment income (loss)                  (12,861)       (35,513)        69,076         36,887           (500)        (3,037)
    Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                32,280        815,462        188,023         76,126             --             --
    Realized capital gain (loss) on
       sales of fund shares                   (12,876)       195,486        174,863         54,294          8,734         11,481
    Change in unrealized
       appreciation/depreciation on
       investments during the year            153,507       (580,953)       703,681         89,669         20,974         36,299
                                          --------------------------------------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                  172,911        429,995      1,066,567        220,089         29,708         47,780
                                          --------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations
                                          $   160,050    $   394,482    $ 1,135,643    $   256,976    $    29,208    $    44,743
                                          ======================================================================================


                                            Equity        Limited-         Prime       International
                                           Index 500      Term Bond       Reserve          Stock
                                          Subaccount     Subaccount     Subaccount       Subaccount
                                          -----------------------------------------------------------
Investment income (loss):
  Dividend distributions                  $    12,640    $    26,707    $    46,591    $       23,971
  Expenses:
    Mortality and expense risk fee             (3,868)        (3,540)        (5,469)          (11,180)
                                          -----------------------------------------------------------
Net investment income (loss)                    8,772         23,167         41,122            12,791
    Net realized and unrealized capital
  gain (loss) on investments:
    Capital gains distributions                    --             --             --             7,191
    Realized capital gain (loss) on
       sales of fund shares                    12,206         (2,839)            --            81,738
    Change in unrealized
       appreciation/depreciation on
       investments during the year             79,485          2,659           (266)          214,724
                                          -----------------------------------------------------------
Net realized and unrealized capital
  gain (loss) on investments                   91,691           (180)          (266)          303,653
                                          -----------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations
                                          $   100,463    $    22,987    $    40,856    $      316,444
                                          ===========================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                       Statements of Changes in Net Assets

                     Years ended December 31, 2006 and 2005

                                                           New
                                                         America                     Mid-Cap                      Equity
                                                          Growth                     Growth                       Income
                                                        Subaccount                  Subaccount                   Subaccount
                                                    2006          2005          2006          2005          2006          2005
                                                 --------------------------------------------------------------------------------
Increase (decrease)  in net assets:
   From operations:
      Net investment income (loss)               $  (12,861)   $  (14,339)   $  (35,513)   $  (32,659)   $   69,076    $   63,942
      Capital gains distributions                    32,280            --       815,462       354,142       188,023       302,545
      Realized capital gain (loss) on sales
        of fund shares                              (12,876)      (21,863)      195,486       159,922       174,863        43,624
      Change in unrealized appreciation/
        depreciation on investments during
        the year                                    153,507       137,029      (580,953)      362,890       703,681      (201,948)
                                                 --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                               160,050       100,827       394,482       844,295     1,135,643       208,163

   From contractholder transactions:
      Variable annuity deposits                      53,153       104,377        49,124       618,552       296,758       338,584
      Terminations and withdrawals                 (186,082)      (55,817)     (253,710)     (383,553)     (668,939)     (189,804)
      Annuity payments                                   --            --            --            --        (1,490)       (1,419)
      Transfers between subaccounts, net           (192,563)     (128,318)      (69,315)      (27,938)     (188,323)      110,110
                                                 --------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                  (325,492)      (79,758)     (273,901)      207,061      (561,994)      257,471
                                                 --------------------------------------------------------------------------------
Net increase (decrease) in net assets              (165,442)       21,069       120,581     1,051,356       573,649       465,634
Net assets at beginning of year                   2,677,401     2,656,332     6,463,620     5,412,264     6,506,477     6,040,843
                                                 --------------------------------------------------------------------------------
Net assets at end of year                        $2,511,959    $2,677,401    $6,584,201    $6,463,620    $7,080,126    $6,506,477
                                                 ================================================================================

                                                         Personal
                                                         Strategy                   Blue Chip
                                                         Balanced                     Growth
                                                        Subaccount                  Subaccount
                                                    2006          2005          2006          2005
                                                 ----------------------------------------------------
Increase (decrease)  in net assets:
   From operations:
      Net investment income (loss)               $   36,887    $   26,524    $     (500)   $   (1,076)
      Capital gains distributions                    76,126        19,411            --            --
      Realized capital gain (loss) on sales
        of fund shares                               54,294         8,913         8,734         3,445
      Change in unrealized appreciation/
        depreciation on investments during
        the year                                     89,669        70,641        20,974        11,022
                                                 ----------------------------------------------------
   Net increase (decrease) in net assets
      from operations                               256,976       125,489        29,208        13,391

   From contractholder transactions:
      Variable annuity deposits                     322,494       167,858        46,587        21,169
      Terminations and withdrawals                 (201,317)      (30,442)      (14,697)       (4,644)
      Annuity payments                                 (306)         (303)           --            --
      Transfers between subaccounts, net            (26,788)       76,059        99,248       (21,427)
                                                 ----------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                    94,083       213,172       131,138        (4,902)
                                                 ----------------------------------------------------
Net increase (decrease) in net assets               351,059       338,661       160,346         8,489
Net assets at beginning of year                   2,263,227     1,924,566       248,527       240,038
                                                 ----------------------------------------------------
Net assets at end of year                        $2,614,286    $2,263,227    $  408,873    $  248,527
                                                 ====================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                 Statements of Changes in Net Assets (continued)

                     Years ended December 31, 2006 and 2005

                                                        Health                       Equity                    Limited-
                                                       Sciences                     Index 500                 Term Bond
                                                      Subaccount                   Subaccount                 Subaccount
                                                   2006          2005          2006          2005         2006          2005
                                                -------------------------------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $   (3,037)   $   (2,192)   $    8,772    $    4,615   $   23,167    $   18,469
      Capital gains distributions                       --            --            --            --           --            --
      Realized capital gain (loss) on sales
        of fund shares                              11,481         1,875        12,206           296       (2,839)       (5,476)
      Change in unrealized appreciation/
        depreciation on investments during
        the year                                    36,299        52,726        79,485        20,963        2,659        (5,406)
                                                -------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      from operations                               44,743        52,409       100,463        25,874       22,987         7,587

   From contractholder transactions:
      Variable annuity deposits                     49,307        80,387        18,882        50,990       47,707       241,410
      Terminations and withdrawals                 (10,871)           --       (30,758)           --      (70,251)     (147,860)
      Annuity payments                                  --            --            --            --           (5)
      Transfers between subaccounts, net             4,010        18,680         5,826        30,871       77,642        (8,387)
                                                -------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                   42,446        99,067        (6,050)       81,861       55,093        85,163
                                                -------------------------------------------------------------------------------
Net increase (decrease) in net assets               87,189       151,476        94,413       107,735       78,080        92,750
Net assets at beginning of year                    513,514       362,038       688,797       581,062      592,371       499,621
                                                -------------------------------------------------------------------------------
Net assets at end of year                       $  600,703    $  513,514    $  783,210    $  688,797   $  670,451    $  592,371
                                                ===============================================================================


                                                        Prime                    International
                                                       Reserve                       Stock
                                                      Subaccount                   Subaccount
                                                   2006          2005          2006          2005
                                                ---------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)              $   41,122    $   27,231    $   12,791    $   17,978
      Capital gains distributions                       --            --         7,191         5,760
      Realized capital gain (loss) on sales
        of fund shares                                  --            --        81,738         4,875
      Change in unrealized appreciation/
        depreciation on investments during
        the year                                      (266)           --       214,724       212,369
                                                ---------------------------------------------------
   Net increase (decrease) in net assets
      from operations                               40,856        27,231       316,444       240,982

   From contractholder transactions:
      Variable annuity deposits                     12,602       167,790        97,534       196,049
      Terminations and withdrawals                (493,923)     (269,111)     (137,122)      (47,248)
      Annuity payments                                  --            --            --            --
      Transfers between subaccounts, net            66,730       167,736        52,638       (33,069)
                                                ---------------------------------------------------
   Net increase (decrease) in net assets from
      contractholder transactions                 (414,591)       66,415        13,050       115,732
                                                ---------------------------------------------------
Net increase (decrease) in net assets             (373,735)       93,646       329,494       356,714
Net assets at beginning of year                  1,283,562     1,189,916     1,814,669     1,457,955
                                                ---------------------------------------------------
Net assets at end of year                       $  909,827    $1,283,562    $2,144,163    $1,814,669
                                                ===================================================

See accompanying notes.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                          Notes to Financial Statements

                                December 31, 2006

1. Organization and Significant Accounting Policies

Organization

T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York (the Account) is a separate account of First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

         Subaccount                              Mutual Fund
--------------------------------------------------------------------------------------
                               T. Rowe Price Equity Series, Inc.:
New America Growth                  T. Rowe Price New America Growth Portfolio
Mid-Cap Growth                      T. Rowe Price Mid-Cap Growth Portfolio
Equity Income                       T. Rowe Price Equity Income Portfolio
Personal Strategy Balanced          T. Rowe Price Personal Strategy Balanced Portfolio
Blue Chip Growth                    T. Rowe Price Blue Chip Growth Portfolio
Health Sciences                     T. Rowe Price Health Sciences Portfolio
Equity Index 500                    T. Rowe Price Equity Index 500 Portfolio
                               T. Rowe Price Fixed Income Series, Inc.:
Limited-Term Bond                   T. Rowe Price Limited-Term Bond Portfolio
Prime Reserve                       T. Rowe Price Prime Reserve Portfolio
                               T. Rowe Price International Series, Inc.:
International Stock                 T. Rowe Price International Stock Portfolio

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc., an affiliate of T. Rowe Price, serves as investment advisor to the T. Rowe Price International Stock Portfolio. The investment advisors are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2006, were as follows:

                                                 Cost of             Proceeds
        Subaccount                              Purchases           from Sales
--------------------------------------------------------------------------------

New America Growth                            $    123,147         $    429,220
Mid-Cap Growth                                   1,113,277              607,229
Equity Income                                      722,749            1,027,644
Personal Strategy Balanced                         536,044              328,948
Blue Chip Growth                                   198,547               67,909
Health Sciences                                     97,127               57,718
Equity Index 500                                    88,793               86,071
Limited-Term Bond                                  206,727              128,467
Prime Reserve                                      397,412              770,881
International Stock                                595,266              562,234

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. Variable Annuity Contract Charges

Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2006 and 2005, were as follows:

                                           2006                              2005
                              --------------------------------  --------------------------------
                                                        Net                              Net
                                Units     Units      Increase     Units      Units     Increase
        Subaccount             Issued    Redeemed   (Decrease)   Issued     Redeemed  (Decrease)
--------------------------------------------------------------  --------------------------------
New America Growth               4,935   (19,813)    (14,878)      7,294    (11,082)     (3,788)
Mid-Cap Growth                  14,183   (23,671)     (9,488)     30,152    (19,443)     10,709
Equity Income                   17,182   (34,336)    (17,154)     19,437    (10,795)      8,642
Personal Strategy Balanced      15,237   (11,986)      3,251      10,984     (2,541)      8,443
Blue Chip Growth                20,566    (7,199)     13,367       2,883     (3,344)      (461)
Health Sciences                  8,441    (4,745)      3,696      12,094     (2,850)      9,244
Equity Index 500                 7,411    (8,040)      (629)       8,477        (80)      8,397
Limited-Term Bond               11,941    (8,494)      3,447      23,050    (17,636)      5,414
Prime Reserve                   28,208   (59,824)    (31,616)     42,730    (37,520)      5,210
International Stock             31,235   (31,484)      (249)      20,644    (13,007)      7,637

4. Unit Values

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2006, follows:

         Subaccount                     2006          2005          2004          2003          2002
-------------------------------------------------------------------------------------------------------
New America Growth
Units                                   108,020       122,898       126,686       133,644       139,114
Unit value                           $    23.26    $    21.79    $    20.97    $    19.01    $    14.15
Net assets                           $2,511,959    $2,677,401    $2,656,332    $2,541,804    $1,969,156
Ratio of expenses to net assets*           0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                  0.04%           --%         0.05%           --%           --%
Total return***                            6.75%         3.91%        10.31%        34.35%       (28.72)%

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

         Subaccount                     2006          2005          2004          2003          2002
-------------------------------------------------------------------------------------------------------
Mid-Cap Growth
Units                                   230,872       240,360       229,651       183,830       190,474
Unit value                           $    28.52    $    26.89    $    23.57    $    20.02    $    14.55
Net assets                           $6,584,201    $6,463,620    $5,412,264    $3,681,203    $2,771,477
Ratio of expenses to net assets*           0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                    --%           --%           --%           --%           --%
Total return***                            6.06%        14.09%        17.73%        37.59%       (21.69)%

Equity Income
Units                                   196,482       213,636       204,994       206,021       203,265
Unit value                           $    36.03    $    30.45    $    29.47    $    25.78    $    20.66
Net assets                           $7,080,126    $6,506,477    $6,040,843    $5,312,119    $4,199,223
Ratio of expenses to net assets*           0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                  1.56%         1.56%         1.52%         1.65%         1.62%
Total return***                           18.33%         3.33%        14.31%        24.78%       (13.59)%

Personal Strategy Balanced
Units                                    87,917        84,666        76,223        79,935        78,032
Unit value                           $    29.74    $    26.73    $    25.26    $    22.51    $    18.14
Net assets                           $2,614,286    $2,263,227    $1,924,566    $1,799,198    $1,415,064
Ratio of expenses to net assets*           0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                  2.04%         1.82%         1.95%         2.18%         2.56%
Total return***                           11.26%         5.82%        12.22%        24.09%        (8.29)%

Blue Chip Growth
Units                                    39,646        26,279        26,740        16,786         9,755
Unit value                           $    10.31    $     9.46    $     8.98    $     8.30    $     6.49
Net assets                           $  408,873    $  248,527    $  240,038    $  139,423    $   63,284
Ratio of expenses to net assets*           0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                  0.35%         0.10%         0.73%         0.15%         0.15%
Total return***                            8.99%         5.35%         8.19%        27.89%       (24.27)%

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

         Subaccount                   2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------
Health Sciences
Units                                  48,737        45,041        35,797        22,190        20,768
Unit value                         $    12.33    $    11.40    $    10.11    $     8.79    $     6.49
Net assets                         $  600,703    $  513,514    $  362,038    $  195,099    $  134,734
Ratio of expenses to net assets*         0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                  --%           --%           --%           --%           --%
Total return***                          8.16%        12.76%        15.02%        35.44%       (28.45)%

Equity Index 500
Units                                  69,055        69,684        61,287        53,009        46,366
Unit value                         $    11.34    $     9.89    $     9.48    $     8.64    $     6.77
Net assets                         $  783,210    $  688,797    $  581,062    $  457,906    $  313,975
Ratio of expenses to net assets*         0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                1.72%         1.25%         1.64%         1.55%         1.17%
Total return***                         14.66%         4.32%         9.72%        27.62%       (22.72)%

Limited-Term Bond
Units                                  40,255        36,808        31,394        42,882        38,433
Unit value                         $    16.62    $    16.06    $    15.87    $    15.79    $    15.22
Net assets                         $  670,451    $  592,371    $  499,621    $  676,862    $  584,953
Ratio of expenses to net assets*         0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                4.23%         4.00%         3.44%         3.80%         4.58%
Total return***                          3.49%         1.20%         0.51%         3.75%         4.82%

Prime Reserve
Units                                  67,473        99,089        93,879        57,037       101,514
Unit value                         $    13.46    $    12.94    $    12.66    $    12.62    $    12.60
Net assets                         $  909,827    $1,283,562    $1,189,916    $  720,228    $1,279,711
Ratio of expenses to net assets*         0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                4.25%         2.76%         0.84%         0.63%         1.49%
Total return***                          4.02%         2.21%         0.32%         0.16%         0.88%

                     T. Rowe Price Variable Annuity Account
                    of First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)

4. Unit Values (continued)

         Subaccount                   2006          2005          2004          2003          2002
-----------------------------------------------------------------------------------------------------
International Stock
Units                                 104,018       104,267        96,630        94,869       102,145
Unit value                         $    20.62    $    17.41    $    15.08    $    13.33    $    10.27
Net assets                         $2,144,163    $1,814,669    $1,457,955    $1,264,292    $1,048,681
Ratio of expenses to net assets*         0.55%         0.55%         0.55%         0.55%         0.55%
Investment income ratio**                1.21%         1.62%         1.09%         1.12%         0.96%
Total return***                         18.44%        15.45%        13.13%        29.80%       (18.75)%

* These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

FINANCIAL STATEMENTS

First Security Benefit Life Insurance and Annuity Company of New York Years Ended December 31, 2006, 2005, and 2004
With Report of Independent Registered Public Accounting Firm

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Financial Statements

                  Years Ended December 31, 2006, 2005, and 2004




                                    CONTENTS

Report of Independent Registered Public Accounting Firm........................1

Audited Financial Statements

Balance Sheets.................................................................2
Statements of Income...........................................................3
Statements of Changes in Stockholder's Equity..................................4
Statements of Cash Flows.......................................................5
Notes to Financial Statements..................................................6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
First Security Benefit Life Insurance
   and Annuity Company of New York

We have audited the accompanying balance sheets of First Security Benefit Life Insurance and Annuity Company of New York (the Company), an indirect wholly owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2006 and 2005, and the related statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.


                                                               /s/ Ernst & Young

February 28, 2007

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                                 Balance Sheets

                                                                                          DECEMBER 31
                                                                                    2006                   2005
                                                                           ----------------------------------------
                                                                                         (In Thousands)
ASSETS
Bonds available-for-sale                                                   $           8,304      $           5,539
Cash and cash equivalents                                                              1,904                    225
Deferred policy acquisition costs                                                      4,175                  2,681
Deferred sales inducement costs                                                        3,954                  3,246
Deferred income taxes                                                                      4                    242
Income taxes receivable                                                                   38                      -
Due from affiliates                                                                      327                    165
Other assets                                                                             436                    625
Separate account assets                                                              143,638                115,056
                                                                           -----------------      -----------------
Total assets                                                               $         162,780      $         127,779
                                                                           =================      =================

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values                              $           6,607      $           2,537
   Other liabilities                                                                     146                    237
   Income taxes payable                                                                    -                    160
   Separate account liabilities                                                      143,638                115,056
                                                                           -----------------      -----------------
Total liabilities                                                                    150,391                117,990

Stockholder's equity:
   Common stock, $10 par value; 200,000 shares authorized, issued,
      and outstanding                                                                  2,000                  2,000
   Additional paid-in capital                                                          8,600                  6,600
   Accumulated other comprehensive loss                                                  (15)                   (19)
   Retained earnings                                                                   1,804                  1,208
                                                                           -----------------      -----------------
Total stockholder's equity                                                            12,389                  9,789
                                                                           -----------------      -----------------
Total liabilities and stockholder's equity                                 $         162,780      $         127,779
                                                                           =================      =================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                              Statements of Income

                                                                          YEAR ENDED DECEMBER 31
                                                            2006                    2005                    2004
                                                     ---------------         ------------------       ----------------
                                                                               (In Thousands)
Revenues:
    Asset-based fees                                 $         2,927         $           2,212        $          1,703
    Net investment income                                        326                       280                     266
    Other revenues                                                 1                         2                       -
    Realized capital loss                                         (5)                        -                       -
                                                     ---------------         -----------------        ----------------
Total revenues                                                 3,249                     2,494                   1,969

Benefits and expenses:
    Interest credited to annuity account balances                108                        64                      48
    Commissions and other operating expenses                   2,167                     1,946                   1,737
                                                     ---------------         -----------------        ----------------
Total benefits and expenses                                    2,275                     2,010                   1,785
                                                     ---------------         -----------------        ----------------

Income before income tax expense                                 974                       484                     184
Income tax expense                                               378                       139                      43
                                                     ---------------         -----------------        ----------------
Net income                                           $           596         $             345        $            141
                                                     ===============         =================        ================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                  Statements of Changes in Stockholder's Equity

                                                                                 ACCUMULATED
                                                                 ADDITIONAL         OTHER                              TOTAL
                                                  COMMON          PAID-IN       COMPREHENSIVE       RETAINED       STOCKHOLDER'S
                                                   STOCK          CAPITAL       INCOME (LOSS)       EARNINGS          EQUITY
                                             ------------------------------------------------------------------------------------
                                                                       (In Thousands)
Balance at January 1, 2004                   $      2,000   $      4,600   $              176    $       722     $        7,498
   Comprehensive income:
     Net income                                        -               -                  -              141                141
     Other comprehensive loss -
        unrealized loss on available-
        for-sale bonds, net of income
        taxes                                          -               -               (109)               -               (109)
                                                                                                                 ----------------
   Comprehensive income                                                                                                      32
   Capital contribution from parent                    -           2,000                  -                -              2,000
                                             ------------------------------------------------------------------------------------
Balance at December 31, 2004                       2,000           6,600                 67              863              9,530
   Comprehensive income:
     Net income                                        -               -                  -              345                345
     Other comprehensive loss -
        unrealized loss on available-
        for-sale bonds, net of income
        taxes of $45                                   -               -                (86)               -                (86)
                                                                                                                 ----------------
   Comprehensive income                                                                                                     259
                                             ------------------------------------------------------------------------------------
Balance at December 31, 2005                       2,000           6,600                (19)           1,208              9,789
   Comprehensive income:
     Net income                                        -               -                  -              596                596
     Other comprehensive income -
        unrealized loss on available-
        for-sale bonds, net of losses
        reclassified into earnings of $5,
        net of income tax benefit of $12               -               -                  4                -                  4
                                                                                                                 ----------------
   Comprehensive income                                                                                                     600
   Capital contribution from parent                    -           2,000                  -                -              2,000
                                             ------------------------------------------------------------------------------------
Balance at December 31, 2006                 $      2,000   $      8,600   $            (15)     $     1,804     $       12,389
                                             ====================================================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                            Statements of Cash Flows

                                                                                        YEAR ENDED DECEMBER 31
                                                                           2006                  2005                 2004
                                                                   ------------------------------------------------------------
OPERATING ACTIVITIES
Net income                                                         $         596        $          345        $          141
Adjustments to reconcile net income to net cash
    and cash equivalents used in operating activities:
     Interest credited to annuity account balances                           108                    64                    48
     Policy acquisition costs deferred                                    (1,885)               (1,456)                 (887)
     Amortization of deferred policy acquisition costs                       391                   157                   492
     Sales inducement costs deferred                                      (1,272)                 (885)               (1,451)
     Amortization of sales inducement costs                                  564                   669                   350
     Deferred income taxes                                                   239                   (23)                 (245)
     Change in income taxes                                                 (198)                 (100)                  213
     Change in due from affiliates                                          (162)                 (183)                   (3)
     Decrease (increase) in other assets                                     189                  (332)                   (9)
     (Decrease) increase in other liabilities                                (91)                 (155)                  218
     Other changes in operating assets and liabilities                       124                    59                    94
                                                                   ------------------------------------------------------------
Net cash and cash equivalents used in operating activities                (1,397)               (1,840)               (1,039)

INVESTING ACTIVITIES
Sales, maturities, or repayments of bonds available-for-sale               2,507                 1,348                 1,506
Acquisitions of bonds available-for-sale                                  (5,303)               (2,736)                    -
Net sales (purchases) of short-term investments                                -                 2,309                (2,294)
                                                                   ------------------------------------------------------------
Net cash and cash equivalents (used in) provided by
   investing activities                                                   (2,796)                  921                  (788)

FINANCING ACTIVITIES
Deposits to annuity account balances                                       6,746                 2,579                 1,954
Withdrawals from annuity account balances                                 (2,874)               (2,357)               (1,352)
Capital contribution from parent                                           2,000                     -                 2,000
                                                                   ------------------------------------------------------------
Net cash and cash equivalents provided by financing activities             5,872                   222                 2,602
                                                                   ------------------------------------------------------------

Increase (decrease) in cash and cash equivalents                           1,679                  (697)                  775
Cash and cash equivalents at beginning of year                               225                   922                   147
                                                                   ------------------------------------------------------------
Cash and cash equivalents at end of year                            $      1,904        $          225        $          922
                                                                   ============================================================

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
    Income taxes                                                   $         138        $          262        $            75
                                                                   ============================================================

See accompanying notes.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                          Notes to Financial Statements

                                December 31, 2006


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND OPERATIONS

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company's business activities are concentrated in the sale of variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation, which is a wholly owned subsidiary of Security Benefit Mutual Holding Company (SBMHC).

USE OF ESTIMATES

The preparation of financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. Actual results could differ from those estimates.

ACCOUNTING CHANGES

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position (SOP) 03-01, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. This SOP addresses an insurance enterprise's accounting for certain fixed and variable contract features not covered by other authoritative accounting guidance.

SOP 03-01 requires the recognition of a liability in addition to the contract account value in cases where the insurance benefit feature results in gains in early years followed by losses in later years. The accrual and release of the additional liability also impacts the amortization of deferred policy acquisition costs.

The guidance also requires that if the separate account arrangement does not meet the newly specified criteria of a separate account, assets and liabilities under the arrangement should be accounted for, valued, and reported as general account assets and liabilities of the Company. Revenue and expenses related to such arrangements are recognized within the respective revenue and expense lines in the consolidated statements of income.

SOP 03-01 was effective January 1, 2004.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In March 2004, the Emerging Issues Task Force (EITF) reached a final consensus on Issue 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1). EITF 03-1 was intended to provide accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other than temporary and recognized in income. In September 2004, the FASB issued Financial Staff Position (FSP) EITF 03-1-1, delaying the effective date for the accounting and measurement provisions of EITF 03-1 until further clarification can be provided.

FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments, was issued in November 2005 and nullifies certain provisions of EITF 03-1. FSP FAS 115-1 and FAS 124-1 addresses
(1) when an investment should be considered impaired, (2) whether an impairment should be deemed other than temporary, and (3) measuring an impairment loss. The effective date for FSP FAS 115-1 and FAS 124-1 is for reporting periods that begin after December 15, 2005. The adoption of FSP FAS 115-1 and FAS 124-1 did not have a material impact on the Company's financial statements.

On September 19, 2005, the Accounting Standards Executive Committee (AcSEC) issued SOP 05-01, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. AcSEC defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract, and any unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets from the replaced contract should not be deferred in connection with the replacement contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is analyzing the impact of adopting SOP 05-1.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (FIN No. 48). FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with Statement of Financial Accounting Standards (SFAS) No. 109, Accounting for Income Taxes. FIN No. 48 prescribes a recognition threshold and measurement of a tax position taken or expected to be taken in a tax return. FIN No. 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN No. 48 establishes a two-step process for evaluation of tax positions. The first step is recognition, under which the enterprise determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The enterprise is required to presume the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is measurement, under which a tax position that meets the more likely than not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. FIN No. 48 is effective for fiscal years beginning after December 15, 2006. Therefore, FIN No. 48 is effective for the Company's fiscal year beginning January 1, 2007. The cumulative effect of adopting FIN No. 48 is required to be reported as an adjustment to the opening balance of retained earnings (or other appropriate components of equity) for that fiscal year, presented separately. The Company is analyzing the impact of adopting FIN No. 48.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures regarding fair value measurements. The statement applies whenever other standards require or permit that assets or liabilities be measured at fair value. The statement does not require new fair value measurements, but rather provides a definition and framework for measuring fair value which will result in greater consistency and comparability among financial statements prepared under GAAP. The statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, which for the Company is January 1, 2008. The Company has not yet completed its assessment of the impact of SFAS No. 157.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Bonds are classified as available-for-sale and carried at fair value with related unrealized gains and losses reflected as a component of accumulated other comprehensive income in equity, net of applicable income taxes. Premiums and discounts are amortized using the interest method applied over the estimated lives of the assets adjusted for prepayment activity. Realized capital gains and losses on sales of investments are determined using the specific identification method. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the statements of income as a component of net investment income.

Cash and cash equivalents include operating cash, money market mutual funds, and other investments with initial maturities of less than 90 days.

DEFERRED POLICY ACQUISITION COSTS

To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs, but are included in deferred sales inducement costs on the balance sheet. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of expected gross profits from investment (gross blended separate account return assumption of 6.5% for the years 2007 through 2011 and 8.5% thereafter), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in equity as a component of accumulated other comprehensive income, net of applicable income taxes.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in deferred policy acquisition costs and were reclassified as part of the adoption of SOP 03-1. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

An analysis of the deferred policy acquisition costs asset balance (other than sales inducements) is presented below for the years ended December 31:

                                                                2006                    2005
                                                       ----------------------------------------
                                                                       (In Thousands)
     Balance at beginning of year                           $    2,681             $    1,382
        Cost deferred during the year                            1,885                  1,456
        Amortized to expense during the year                      (391)                  (157)
                                                       ----------------------------------------
     Balance at end of year                                 $    4,175             $    2,681
                                                       ========================================

Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 15.4% and 18.8% of the December 31, 2006, deferred policy acquisition costs balance in each of the years 2007 through 2011.

An analysis of the deferred sales inducement costs asset balance is presented below for the years ended December 31:

                                                                2006                    2005
                                                       ----------------------------------------
                                                                       (In Thousands)
     Balance at beginning of year                           $    3,246             $    3,030
        Acquisition                                              1,272                    885
        Amortization                                              (564)                  (669)
                                                       ----------------------------------------
     Balance at end of year                                 $    3,954             $    3,246
                                                       ========================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTHER ASSETS

The following is a summary of other assets as of December 31:

                                                                2006                    2005
                                                       ----------------------------------------
                                                                       (In Thousands)
     Trade receivable                                      $        8               $    300
     Reinsurance recoverable                                      273                    182
     Accrued investment income                                     43                     53
     Accrued revenue sharing income                                99                     82
     Other                                                         13                      8
                                                       ----------------------------------------
     Balance at end of year                                  $    436               $    625
                                                       ========================================

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

POLICY RESERVES AND ANNUITY ACCOUNT VALUES

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 3% to 5.55% during 2006, from 3% to 3.5% during 2005, and were 3% during 2004.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECOGNITION OF REVENUES

Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contract holder account balances during the period.

DEFERRED INCOME TAXES

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's statements of income as a component of income tax expense, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. If future income is not generated as expected, deferred income tax assets may need to be written off.

FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and cash equivalents: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

     Investment securities: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

     Investment-type insurance contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Separate account assets and liabilities: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the balance sheets approximate their fair values.

STATUTORY FINANCIAL INFORMATION

The Company's statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Insurance Department. New York has adopted the National Association of Insurance Commissioners' statutory accounting practices as the basis of its statutory accounting practices. In addition, the Commissioner of the New York Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

The following reconciles the Company's net income (loss) and stockholder's equity determined in accordance with accounting practices prescribed or permitted by the New York Insurance Department with net income and stockholder's equity prepared in conformity with accounting principles generally accepted in the United States (GAAP).

                                                                NET INCOME (LOSS)                         STOCKHOLDER'S EQUITY
                                               -------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31                           DECEMBER 31
                                                      2006             2005             2004              2006             2005
                                               -------------------------------------------------------------------------------------
                                                                                   (In Thousands)
     Based on statutory accounting practices   $        (22)      $       184      $       214        $  11,232        $    9,261
     Income taxes                                      (245)               23              245              (43)              204
     Investment reserve                                   -                 -                -                4                 4
     Annuity reserves/account values                 (1,283)           (1,343)          (1,754)          (6,847)           (5,564)
     Deferred policy acquisition costs                2,203             1,299              395            4,175             2,681
     Deferred sales inducement costs                    704               216            1,101            3,954             3,246
     Other                                             (761)              (34)             (60)             (86)              (43)
                                               -------------------------------------------------------------------------------------
     Based on GAAP                              $       596       $       345      $       141        $  12,389        $    9,789
                                               =====================================================================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Under the laws of the State of New York, the Company is required to maintain minimum statutory-basis capital and surplus of $6,000,000. Of this amount, $4,000,000, which is the Company's minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

The payment of dividends by the Company to its shareholder is limited and can only be made from earned profits unless prior approval is received from the New York Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2007, the Company cannot pay dividends without prior approval of the New York Insurance Commissioner.

RECLASSIFICATIONS

Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year's presentation.

2. INVESTMENTS

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds available-for-sale at December 31, 2006 and 2005, is as follows:

                                                                    2006
                                       -------------------------------------------------------------
                                                            GROSS           GROSS
                                          AMORTIZED       UNREALIZED     UNREALIZED          FAIR
                                             COST           GAINS          LOSSES           VALUE
                                       -------------------------------------------------------------
                                                               (In Thousands)
     U.S. Treasury securities and
        obligations of U.S.
        government corporations
        and agencies                   $    8,337        $   12          $     (45)       $   8,304
                                       -------------------------------------------------------------
     Total bonds                       $    8,337        $   12          $     (45)       $   8,304
                                       =============================================================

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

                                                                    2005
                                       -------------------------------------------------------------
                                                            GROSS           GROSS
                                          AMORTIZED       UNREALIZED     UNREALIZED          FAIR
                                             COST           GAINS          LOSSES           VALUE
                                       -------------------------------------------------------------
                                                                   (In Thousands)
     U.S. Treasury securities and
        obligations of U.S.
        government corporations
        and agencies                   $    5,418        $     4         $     (34)       $   5,388
     Corporate securities                     151              -                 -              151
                                       -------------------------------------------------------------
     Total bonds                       $    5,569        $     4         $     (34)       $   5,539
                                       =============================================================

At December 31, 2006, the Company had ten securities in an unrealized loss position. Unrealized losses on these securities were approximately $45,000 with a related fair value of $4.3 million. The Company's portfolio consists of fixed maturity securities where 100% are investment grade (rated AAA) with an average price of $99.

For those securities that have been in a loss position for less than 12 months, the Company's portfolio holds two securities with a carrying value of $1.2 million and unrealized losses of $2,000 reflecting an average price of $100. These securities were investment grade (rated AAA) at December 31, 2006. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company's portfolio holds eight securities with a carrying value of $3.1 million and unrealized losses of $43,000. Of this portfolio, 100% were investment grade (rated AAA) at December 31, 2006.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


2. INVESTMENTS (CONTINUED)

The amortized cost and fair value of bonds available-for-sale at December 31, 2006, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                            AMORTIZED                 FAIR
                                                              COST                   VALUE
                                                       -------------------------------------
                                                                    (In Thousands)
     Due in one year or less                            $        775              $     770
     Due after one year through five years                     1,718                  1,704
     Due thereafter                                            5,844                  5,830
                                                       -------------------------------------
                                                        $      8,337              $   8,304
                                                       =====================================

At December 31, 2006, bonds available-for-sale with a carrying amount of $585,000 were held in joint custody with the New York Insurance Department to comply with statutory regulations.

Major categories of net investment income for the years ended December 31, 2006, 2005, and 2004, are summarized as follows:

                                             2006              2005               2004
                                        --------------------------------------------------
                                                        (In Thousands)
     Interest on bonds                   $      280       $       267       $       265
     Other                                       46                13                 1
                                        --------------------------------------------------
     Net investment income               $      326       $       280       $       266
                                        ==================================================

One available-for-sale bond was sold during the year ended December 31, 2006. The total proceeds from the sale were $543,000, resulting in a realized loss of $5,000. There were no sales of bonds available-for-sale during the years ended 2005 and 2004.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


3. INCOME TAXES

The Company files a consolidated life/nonlife federal and state income tax return with SBMHC and its subsidiaries. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred taxes relate principally to reserves, deferred policy acquisition costs, and unrealized gains on bonds available-for-sale.

Income tax expense consists of the following for the years ended December 31, 2006, 2005, and 2004:

                                              2006            2005                2004
                                        --------------------------------------------------
                                                          (In Thousands)
     Current                             $       139     $       162        $       288
     Deferred                                    239             (23)              (245)
                                        --------------------------------------------------
     Income tax expense                  $       378     $       139        $        43
                                        ==================================================

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends-received deduction. During 2006, the State of New York changed its interpretation of the tax laws, and the Company was required to pay state income taxes for the years 2003 through 2005 in the amount of $170,000 and accrued taxes for 2006 in the amount of $29,000. This resulted in an increase in the effective tax rate, which impacted deferred income taxes. At December 31, 2006, income taxes receivable from affiliates were $38,000, and as of December 31, 2005, income taxes payable of $160,000 were payable to affiliates.

4. RELATED-PARTY TRANSACTIONS

The Company paid $254,000 in 2006, $214,000 in 2005, and $77,000 in 2004 to
affiliates for providing management, investment, and administrative services.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


5. CONDENSED FAIR VALUE INFORMATION

SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                                    DECEMBER 31, 2006                 DECEMBER 31, 2005
                                           ------------------------------------------------------------------
                                                CARRYING           FAIR          CARRYING          FAIR
                                                 AMOUNT           VALUE           AMOUNT          VALUE
                                           ------------------------------------------------------------------
                                                                     (In Thousands)
     Bonds (Note 2)                         $      8,304     $      8,304      $      5,539    $      5,539
     Separate account assets                     143,638          143,638           115,056         115,056
     Individual and group annuities                6,399            6,216            (2,330)         (2,198)
     Separate account liabilities               (143,638)        (143,638)         (115,056)       (115,056)

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


6. REINSURANCE

All of the individual life insurance of the Company is reinsured 100% with Security Benefit Life Insurance Company (SBL), a stock life insurance company, which is an indirect wholly owned subsidiary of SBMHC. In the accompanying financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if its reinsurer is unable to meet its contractual obligations under the applicable reinsurance agreement. At December 31, 2006 and 2005, the Company had established receivables totaling $273,000 and $182,000, respectively, which are included in other assets, for reserve credits, reinsurance claims, and other receivables from its reinsurer. Life insurance in force ceded at December 31, 2006 and 2005, was $252,000 and $271,000, respectively.

7. VARIABLE ANNUITY CONTRACTS

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and the investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of annuity contract holders. The primary guarantee provided to annuity contract holders is a guaranteed minimum death benefit (GMDB) and the guaranteed minimum income benefit (GMIB).

The GMDB provides a specific minimum return upon death. The Company offers two primary GMDB types:

     o RETURN OF PREMIUM DEATH BENEFIT provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

     o STEP-UP DEATH BENEFIT provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four year, five year, or six year. For most contracts, its GMDB locks in at an age specified in the contract (this age varies by product).

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

Following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

                                                              2006                                       2005
                                            ------------------------------------------------------------------------------------
                                                              NET          WEIGHTED                       NET       WEIGHTED
                                                 ACCOUNT   AMOUNT AT       AVERAGE        ACCOUNT      AMOUNT AT   AVERAGE
                                                  VALUE      RISK       ATTAINED AGE       VALUE          RISK    ATTAINED AGE
                                            ------------------------------------------------------------------------------------
                                                                           (Dollars in Thousands)
     Return of premium                         $   64,372   $   68           61         $   40,953      $  38         61
     Step-up                                       81,539       76           63             76,315         86         64
                                            --------------------------                ---------------------------
     Total GMDB                                $  145,911   $  144           62         $  117,268      $ 124         63
                                            ==========================                ===========================

The liability for GMDBs and GMIBs on variable annuity contracts reflected in the general account as of December 31, 2006 and December 31, 2005, was $105,000.

The Company's GMDB and GMIB reserves are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of excess payments divided by the present value of expected assessments. The Company will recalculate its benefit reserves at each reporting date, and the resulting change in liability will be recognized in the income statement as benefit expense. The Company regularly reviews the assumptions used in the benefit reserve calculations and will adjust the assumptions as actual experience, or other evidence suggests that earlier assumptions should be revisited. The Company's benefit reserve calculation uses assumptions consistent with its deferred policy acquisition cost model. The following assumptions were used to determine the GMDB and GMIB reserves as of December 31, 2006:

     o Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

     o    Mean long-term gross blended separate account growth rate of 8.5%.

                      First Security Benefit Life Insurance
                         and Annuity Company of New York

                    Notes to Financial Statements (continued)


7. VARIABLE ANNUITY CONTRACTS (CONTINUED)

     o    Equity volatility of 18%.

     o    Bond volatility of 5%.

     o    Mortality is 100% of Annuity 2000 table.

     o Asset fees are equal to fund management fees and product loads (varies by product).

     o Discount rate is the long-term growth rate less assets fees (varies by product).

     o    Lapse rates vary by product and duration.

8. LEASE COMMITMENTS

Aggregate annual rental for office space under a noncancelable operating lease that expires in 2007 is $25,000. Office rent expense of $30,000 in 2006, $21,000 in 2005, and $18,000 in 2004 is included in commissions and other operating expenses in the statements of income.

                                     PART C
                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits

     (a)  Financial Statements

          The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006; and (2) the audited financial statements for the T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2006, and for each of the two years in the period ended December 31, 2006.

     (b)  Exhibits

          (1) Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(b)

          (2)  Not Applicable

          (3)  Distribution Agreement (Amended and Restated)(d)

          (4)  (a)  Individual Contract (Form FSB201 R10-00)(d)

               (b)  Unisex Individual Contract (Form FSB201U R10-00)(d)

               (c)  TSA Endorsement (Form FSB202 R2-97)(a)

               (d)  IRA Endorsement (Form FSB203 R2-97)(a)

               (e)  Dollar Cost Averaging Endorsement (Form FSB211 4-94)(a)

               (f)  Asset Rebalancing Endorsement (Form FSB212 4-94)(a)

               (g)  Roth IRA Endorsement (Form FSB206 11-97)(c)

          (5)  Application (Form FSB200 R1-98)(d)

          (6) (a) Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(e)

               (b) Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(e)

          (7)  Not Applicable

          (8)  (a)  Participation Agreement(d)

               (b)  Amended and Restated Master Agreement(d)

          (9)  Opinion of Counsel(d)

          (10) Consent of Independent Registered Public Accounting Firm

          (11) Not Applicable

          (12) Not Applicable

          (13) Not Applicable

          (14) Powers of Attorney of Howard R. Fricke, Thomas A. Swank, Michael
               G. Odlum, J. Michael Keefer, Kris A. Robbins, Katherine White, Stephen R. Herbert and Stephen A. Crane(f)

(a) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 30, 1998).

(b) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed March 1, 1999).

(c) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed May 1, 2000).

(d) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 12, 2001).

(e) Incorporated herein by reference to the exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).

(f) Incorporated herein by reference to the exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).

Item 25.  Directors and Officers of the Depositor

          Name and Principal
          Business Address                        Positions and Offices with Depositor

          Kris A. Robbins*                        Chairman of the Board, Chief Executive Officer and Director

          Thomas A. Swank*                        President and Director

          Peggy S. Avey                           Assistant Vice President, Chief Administrative Officer
          70 West Red Oak Lane-4th Floor          and Assistant Secretary
          White Plains, New York 10604

          J. Michael Keefer*                      Vice President, General Counsel, Secretary, and Director

          Michael G. Odlum*                       Vice President, Chief Investment
                                                  Officer and Director

          Howard R. Fricke*                       Director

          Stephen A. Crane                        Director
          480 Park Avenue
          New York, NY 10022

          Stephen R. Herbert                      Director
          1100 Summer Street
          Stamford, CT 06905

          Katherine P. White                      Director
          1035 5th Avenue, Apt. 14D
          New York, NY 10028

          Kalman Bakk, Jr.*                       Vice President

          Dale W. Martin, Jr.*                    Vice President

          Thomas R. Kaehr*                        Controller and Treasurer

          J. Timothy Gaule*                       Valuation Actuary

          Jeanne R. Slusher*                      Assistant Vice President and Auditor

          Rui Guo*                                Product Development Actuary

          Amy J. Lee*                             Associate General Counsel

          Christopher D. Swickard                 Assistant General Counsel

          Carmen R. Hill*                         Chief Compliance Officer


          *    Located at One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is wholly owned by Security Benefit Corporation. Security Benefit Corporation is wholly owned by Security Benefit Mutual Holding Company (SBMHC). As of December 31, 2006, no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.

          The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York or First Security Benefit Life Insurance and Annuity Company of New York:

                                                                                                              Percent of
                                                                                                            Voting Securities
                                                                                     Jurisdiction of         Owned by SBMHC
                                             Name                                     Incorporation     (directly or indirectly)
                                             ----                                     -------------     ------------------------
          Security Benefit Mutual Holding Company (Holding Company)                      Kansas                     --

          Security Benefit Corporation (Holding Company)                                 Kansas                   100%

          Security Benefit Life Insurance Company (Stock Life Insurance Company)         Kansas                   100%

          6th Avenue Investment Management Company (Investment Adviser)                  Kansas                   100%

          Security Distributors, Inc. (Broker/Dealer, Principal Underwriter of           Kansas                   100%
          Mutual Funds)

          Security Investments Corporation (Service Company)                             Kansas                   100%

          Security Benefit Academy, Inc. (Daycare Company)                               Kansas                   100%

          Security Financial Resources, Inc.                                             Kansas                   100%
          (Financial Services Company)

          se(2), inc. (Third Party Administrator)                                        Kansas                   100%

          Security Financial Resources Collective Investments, LLC (Private Fund)       Delaware                  100%

          Brecek & Young Advisors, Inc.                                                California                 100%

          Brecek & Young Financial Services Group of Montana, Inc.                       Montana                  100%

                                                                                                              Percent of
                                                                                                            Voting Securities
                                                                                     Jurisdiction of         Owned by SBMHC
                                             Name                                     Incorporation     (directly or indirectly)
                                             ----                                     -------------     ------------------------
          Brecek & Young Financial Services Group of Nevada, Inc.                        Nevada                   100%

          Brecek & Young Financial Group Insurance Agency of Texas, Inc.                 Texas                    100%


          First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: Variable Annuity Account A (AdvisorDesigns) and Variable Annuity Account B (AdvanceDesigns and SecureDesigns).

Item 27.  Number of Contract Owners

          As of February 28, 2007, there were 12 owners of the Qualified Contract and 351 owners of the Non-Qualified Contract issued under the Separate Account.

Item 28.  Indemnification

          Article IX, Section 1(c) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

          The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or any other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in or in the case of service for other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement and expenses as the court deems proper.

          Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. ("Investment Services"). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies:

               T. ROWE PRICE EQUITY FUNDS
               T. Rowe Price Equity Income Fund
               T. Rowe Price Growth Stock Fund
               T. Rowe Price Mid-Cap Growth Fund
               T. Rowe Price Blue Chip Growth Fund
               T. Rowe Price Capital Appreciation Fund
               T. Rowe Price Small-Cap Stock Fund
               T. Rowe Price Equity Index 500 Fund
               T. Rowe Price Mid-Cap Value Fund
               T. Rowe Price New Horizons Fund
               T. Rowe Price Small-Cap Value Fund
               T. Rowe Price Value Fund
               T. Rowe Price New Era Fund
               T. Rowe Price Science & Technology Fund
               T. Rowe Price Balanced Fund
               T. Rowe Price Real Estate Fund
               T. Rowe Price Health Sciences Fund
               T. Rowe Price Growth & Income Fund
               T. Rowe Price Personal Strategy Balanced Fund
               T. Rowe Price Media & Telecommunication Fund
               T. Rowe Price Personal Strategy Growth Fund
               T. Rowe Price Dividend Growth Fund
               T. Rowe Price New America Growth Fund
               T. Rowe Price Personal Strategy Income Fund
               T. Rowe Price Institutional Large-Cap Growth Fund
               T. Rowe Price Total Equity Market Index Fund
               T. Rowe Price Institutional Small-Cap Stock Fund
               T. Rowe Price Mid-Cap Equity Growth Fund

               T. Rowe Price Financial Services Fund
               T. Rowe Price Extended Equity Market Index Fund
               T. Rowe Price Institutional Large-Cap Value Fund
               T. Rowe Price Capital Opportunity Fund
               T. Rowe Price Global Technology Fund
               T. Rowe Price Diversified Small-Cap Growth Fund
               T. Rowe Price Diversified Mid-Cap Growth Fund
               T. Rowe Price Tax-Efficient Growth Fund
               T. Rowe Price Developing Technologies Fund
               T. Rowe Price Institutional Large-Cap Core Growth Fund
               T. Rowe Price Tax-Efficient Balanced Fund
               T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
               T. Rowe Price Inst. Concentrated Large Cap Value Fund

               T. ROWE PRICE INTERNATIONAL FUNDS
               T. Rowe Price International Stock Fund
               T. Rowe Price Emerging Markets Stock Fund
               T. Rowe Price International Growth & Income Fund
               T. Rowe Price International Discovery Fund
               T. Rowe Price International Bond Fund
               T. Rowe Price Latin America Fund

               T. ROWE PRICE INTERNATIONAL FUNDS
               T. Rowe Price New Asia Fund
               T. Rowe Price Emerging Europe & Mediterranean Fund
               T. Rowe Price European Stock Fund
               T. Rowe Price Emerging Markets Bond
               T. Rowe Price Japan Fund
               T. Rowe Price Global Stock Fund
               T. Rowe Price International Equity Index Fund
               T. Rowe Price Institutional Foreign Equity Fund
               T. Rowe Price Institutional Emerging Markets Equity Fund
               T. Rowe Price Institutional Global Equity Fund
               T. Rowe Price Institutional Emerging Markets Bond Fund

               T. ROWE PRICE FIXED INCOME TAXABLE FUNDS
               T. Rowe Price High Yield Fund
               T. Rowe Price New Income Fund
               T. Rowe Price Short-Term Bond Fund
               T. Rowe Price GNMA Fund
               T. Rowe Price Short- Term Income Fund
               T. Rowe Price Institutional High Yield Fund
               T. Rowe Price U.S. Treasury Long-Term Fund
               T. Rowe Price U.S. Treasury Intermediate Fund
               T. Rowe Price Corporate Income Fund

               T. Rowe Price U.S. Bond Index Fund
               T. Rowe Price Inflation Protected Bond Fund
               T. Rowe Price Institutional Core Plus Fund

               T. ROWE PRICE NONTAXABLE FUNDS
               T. Rowe Price Tax-Free Income Fund
               T. Rowe Price Tax-Free High Yield Fund
               T. Rowe Price Maryland Tax-Free Bond Fund
               T. Rowe Price Virginia Tax-Free Bond Fund
               T. Rowe Price Tax-Free Short Intermediate Fund
               T. Rowe Price California Tax-Free Bond Fund
               T. Rowe Price New York Tax-Free Bond Fund
               T. Rowe Price New Jersey Tax-Free Bond Fund
               T. Rowe Price Maryland Short-Term Bond Fund
               T. Rowe Price Georgia Bond Fund

               T. ROWE PRICE MONEY FUNDS
               T. Rowe Price Prime Reserve Fund
               T. Rowe Price U.S. Treasury Money Fund
               T. Rowe Price Tax-Exempt Money Fund
               T. Rowe Price Maryland Tax-Free Money Market Fund
               T. Rowe Price New York Tax-Free Money Fund
               T. Rowe Price California Tax-Free Money Fund

               T. ROWE PRICE SUMMIT FUNDS
               T. Rowe Price Summit Cash Reserves Fund
               T. Rowe Price Summit Municipal Income Fund
               T. Rowe Price Summit Municipal Money Market Fund
               T. Rowe Price Summit Municipal Intermediate Fund
               T. Rowe Price Summit GNMA Fund

               T. ROWE PRICE SPECTRUM FUNDS
               T. Rowe Price Spectrum Income Fund
               T. Rowe Price Spectrum Growth Fund
               T. Rowe Price Spectrum International Fund

               T. ROWE PRICE VARIABLE ANNUITY
               T. Rowe Price Equity Income Portfolio
               T. Rowe Price International Stock Portfolio
               T. Rowe Price Mid-Cap Growth Portfolio
               T. Rowe Price Personal Strategy Balanced Portfolio
               T. Rowe Price Blue Chip Growth Portfolio
               T. Rowe Price Limited-Term Bond Portfolio
               T. Rowe Price New America Growth Portfolio
               T. Rowe Price Prime Reserve Portfolio
               T. Rowe Price Health Sciences Portfolio

               T. Rowe Price Equity Index  500 Portfolio

               T. ROWE PRICE RESERVE FUNDS
               T. Rowe Price Reserve Investment Fund
               T. Rowe Price Government Reserve Investment Fund

               RETIREMENT FUNDS
               T. Rowe Price Retirement 2020 Fund
               T. Rowe Price Retirement 2010 Fund
               T. Rowe Price Retirement 2030 Fund
               T. Rowe Price Retirement 2015 Fund
               T. Rowe Price Retirement 2025 Fund
               T. Rowe Price Retirement 2040 Fund
               T. Rowe Price Retirement Income Fund
               T. Rowe Price Retirement 2035 Fund
               T. Rowe Price Retirement 2005 Fund
               T. Rowe Price Retirement 2045 Fund

          Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

     (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

--------------------------------------------------------------------------------
NAME                                       POSITION AND OFFICES WITH UNDERWRITER
--------------------------------------------------------------------------------
Bernard, Edward C.                         Chairman of the Board and Director
--------------------------------------------------------------------------------
Hopkins, Henry H.                          Director
--------------------------------------------------------------------------------
O'Melia, Wayne, D.                         Director
--------------------------------------------------------------------------------
Bernard, Edward C.                         President
--------------------------------------------------------------------------------
McCafferty, Sarah                          Compliance Officer
--------------------------------------------------------------------------------
Ahn, Raymond                               Vice President
--------------------------------------------------------------------------------
Appelbaum, Jerrold                         Vice President
--------------------------------------------------------------------------------
Archer, Patricia, M.                       Vice President
--------------------------------------------------------------------------------
Ban, Stephen, P.                           Vice President
--------------------------------------------------------------------------------
Banks, Steven, J.                          Vice President
--------------------------------------------------------------------------------
Bielski, John, T.                          Vice President
--------------------------------------------------------------------------------
Boyd, John, H.                             Vice President
--------------------------------------------------------------------------------
Boyd, Renee, Q.                            Vice President
--------------------------------------------------------------------------------
Braman, Darrell, N.                        Vice President
--------------------------------------------------------------------------------
Brock, Ronae, M.                           Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME                                       POSITION AND OFFICES WITH UNDERWRITER
--------------------------------------------------------------------------------
Brown, Martin, P.                          Vice President
--------------------------------------------------------------------------------
Bryant, Margo, B.                          Vice President
--------------------------------------------------------------------------------
Callahan, Sheila, P.                       Vice President
--------------------------------------------------------------------------------
Callanan, Meredith, C.                     Vice President
--------------------------------------------------------------------------------
Cammack, John, H.                          Vice President
--------------------------------------------------------------------------------
Carolan, Christine, M.                     Vice President
--------------------------------------------------------------------------------
Carrier, Joseph A.                         Vice President
--------------------------------------------------------------------------------
Chasney, Laura, H.                         Vice President
--------------------------------------------------------------------------------
Christoff, Renee, M.                       Vice President
--------------------------------------------------------------------------------
Clark, Jerome A.                           Vice President
--------------------------------------------------------------------------------
Cleary, Todd, M.                           Vice President
--------------------------------------------------------------------------------
Craig, Linsley, G.                         Vice President
--------------------------------------------------------------------------------
Crumbling, Joseph, A.                      Vice President
--------------------------------------------------------------------------------
DeLibro, Peter A.                          Vice President
--------------------------------------------------------------------------------
Dignan, Timothy, S.                        Vice President
--------------------------------------------------------------------------------
Dunn, Jr., Edward, L.                      Vice President
--------------------------------------------------------------------------------
Dunworth, LeSales, S.                      Vice President
--------------------------------------------------------------------------------
Ewachiw, Patricia, Cannon                  Vice President
--------------------------------------------------------------------------------
Fahlund, Christine, S.                     Vice President
--------------------------------------------------------------------------------
Foss, Forrest, R.                          Vice President
--------------------------------------------------------------------------------
Fulton, Bruce, S.                          Vice President
--------------------------------------------------------------------------------
Galateria, John, A.                        Vice President
--------------------------------------------------------------------------------
Gannon, Thomas, A.                         Vice President
--------------------------------------------------------------------------------
Gilner, John R.                            Vice President
--------------------------------------------------------------------------------
Halaby, John                               Vice President
--------------------------------------------------------------------------------
Harrison, Douglas, E.                      Vice President
--------------------------------------------------------------------------------
Healy, Joanne, M.                          Vice President
--------------------------------------------------------------------------------
Heerema, Kristen, L.                       Vice President
--------------------------------------------------------------------------------
Helmlinger, Walter, J.                     Vice President
--------------------------------------------------------------------------------
Hoak, Keller, L.                           Vice President
--------------------------------------------------------------------------------
Hopkins, Henry H.                          Vice President
--------------------------------------------------------------------------------
Hueser, David, A.                          Vice President
--------------------------------------------------------------------------------
Hufman, Christopher, J.                    Vice President
--------------------------------------------------------------------------------
Isberg, Renee, L.                          Vice President
--------------------------------------------------------------------------------
Jarmush, Christopher, A.                   Vice President
--------------------------------------------------------------------------------
Kazmierczak Jr., Thomas, E                 Vice President
--------------------------------------------------------------------------------
Larson, Steven, A.                         Vice President
--------------------------------------------------------------------------------
Lea, Gina, M.                              Vice President
--------------------------------------------------------------------------------
Lomax, Gayle, A.                           Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME                                       POSITION AND OFFICES WITH UNDERWRITER
--------------------------------------------------------------------------------
Longenecker, James, R.                     Vice President
--------------------------------------------------------------------------------
McCafferty, Sarah                          Vice President
--------------------------------------------------------------------------------
Middelton, Daniel, M.                      Vice President
--------------------------------------------------------------------------------
Mitchell, Mark, J.                         Vice President
--------------------------------------------------------------------------------
Morelli, Thomas, R.                        Vice President
--------------------------------------------------------------------------------
Morgan, Dana, P.                           Vice President
--------------------------------------------------------------------------------
Musante, Paul                              Vice President
--------------------------------------------------------------------------------
Norwitz, Steven, E.                        Vice President
--------------------------------------------------------------------------------
Notzon, III, Edmund M.                     Vice President
--------------------------------------------------------------------------------
O'Connor, Barbara, A.                      Vice President
--------------------------------------------------------------------------------
Oestreicher, David                         Vice President
--------------------------------------------------------------------------------
O'Melia, Wayne, D.                         Vice President
--------------------------------------------------------------------------------
Paden, Kristine, A.                        Vice President
--------------------------------------------------------------------------------
Polk, Kathleen, G.                         Vice President
--------------------------------------------------------------------------------
Proshan, Naomi, S.                         Vice President
--------------------------------------------------------------------------------
Quereau, Kenna, E.                         Vice President
--------------------------------------------------------------------------------
Ray, Seamus, A.                            Vice President
--------------------------------------------------------------------------------
Ricklin, Suzanne, J.                       Vice President
--------------------------------------------------------------------------------
Riedel, George, D.                         Vice President
--------------------------------------------------------------------------------
Rockwell, John, R.                         Vice President
--------------------------------------------------------------------------------
Rohan, Christopher, J.                     Vice President
--------------------------------------------------------------------------------
Rutherford, Kenneth, J.                    Vice President
--------------------------------------------------------------------------------
Schultz, Ann, R.                           Vice President
--------------------------------------------------------------------------------
Seeberger, Kristin, E.                     Vice President
--------------------------------------------------------------------------------
Seidel, Deborah, D.                        Vice President
--------------------------------------------------------------------------------
Seufert, John, W.                          Vice President
--------------------------------------------------------------------------------
Shea, Kevin, C.                            Vice President
--------------------------------------------------------------------------------
Sherman, Scott, L.                         Vice President
--------------------------------------------------------------------------------
Singer, Donna, B.                          Vice President
--------------------------------------------------------------------------------
Smith, Carole Hofmeister                   Vice President
--------------------------------------------------------------------------------
Stricker, Jonathan, L.                     Vice President
--------------------------------------------------------------------------------
Such, Scott                                Vice President
--------------------------------------------------------------------------------
Townsend, John, M.                         Vice President
--------------------------------------------------------------------------------
Tuccille, Jerome                           Vice President
--------------------------------------------------------------------------------
Ward, Judith, B.                           Vice President
--------------------------------------------------------------------------------
Watson, Regina, M.                         Vice President
--------------------------------------------------------------------------------
Weker Jr., William, R.                     Vice President
--------------------------------------------------------------------------------
Welsh, Lois, A.                            Vice President
--------------------------------------------------------------------------------
Whitaker, Teresa, F.                       Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME                                       POSITION AND OFFICES WITH UNDERWRITER
--------------------------------------------------------------------------------
Widdowson, Natalie, C.                     Vice President
--------------------------------------------------------------------------------
Zurad, James                               Vice President
--------------------------------------------------------------------------------
Van Horn, Barbara A.                       Secretary
--------------------------------------------------------------------------------
Dignan, Timothy, S.                        Treasurer
--------------------------------------------------------------------------------
Abbruzzese, Megan, R.                      Assistant Vice President
--------------------------------------------------------------------------------
Anderson, Megan, L.                        Assistant Vice President
--------------------------------------------------------------------------------
Armitage, Cheryl, L.                       Assistant Vice President
--------------------------------------------------------------------------------
Bailey, Kerrie, L.                         Assistant Vice President
--------------------------------------------------------------------------------
Barbee, S., Olivia                         Assistant Vice President
--------------------------------------------------------------------------------
Barna, Richard, J.                         Assistant Vice President
--------------------------------------------------------------------------------
Beernink, Carl P.                          Assistant Vice President
--------------------------------------------------------------------------------
Belski, Cheri, M.                          Assistant Vice President
--------------------------------------------------------------------------------
Berkenkemper, Catherine, L.                Assistant Vice President
--------------------------------------------------------------------------------
Boia, Timothy, P.                          Assistant Vice President
--------------------------------------------------------------------------------
Boldebuck, Jonathan, C.                    Assistant Vice President
--------------------------------------------------------------------------------
Cassell, Michele, L.                       Assistant Vice President
--------------------------------------------------------------------------------
Casson, Jodi Ann                           Assistant Vice President
--------------------------------------------------------------------------------
Ciangio, Cynthia, M.                       Assistant Vice President
--------------------------------------------------------------------------------
D'Angelo, Susan, M.                        Assistant Vice President
--------------------------------------------------------------------------------
Dausch, Brian, C.                          Assistant Vice President
--------------------------------------------------------------------------------
DeDominicis, Kimberly, E.                  Assistant Vice President
--------------------------------------------------------------------------------
Dondis, Heather, S.                        Assistant Vice President
--------------------------------------------------------------------------------
Dowdy, Jason, S.                           Assistant Vice President
--------------------------------------------------------------------------------
Duffy, William, P.                         Assistant Vice President
--------------------------------------------------------------------------------
Elliott, Dennis, J.                        Assistant Vice President
--------------------------------------------------------------------------------
Emory, Cheryl, L.                          Assistant Vice President
--------------------------------------------------------------------------------
Fox, Kerry, L.                             Assistant Vice President
--------------------------------------------------------------------------------
Frank, Dixie, M.                           Assistant Vice President
--------------------------------------------------------------------------------
Frederick, Amy, M.                         Assistant Vice President
--------------------------------------------------------------------------------
Galateria, John, A.                        Assistant Vice President
--------------------------------------------------------------------------------
Gounaris, Jason, L.                        Assistant Vice President
--------------------------------------------------------------------------------
Graff, Alan, P.                            Assistant Vice President
--------------------------------------------------------------------------------
Greenstein, Leah, B.                       Assistant Vice President
--------------------------------------------------------------------------------
Habas, Brian, L.                           Assistant Vice President
--------------------------------------------------------------------------------
Herrfeldt, Marywill, R.                    Assistant Vice President
--------------------------------------------------------------------------------
Hirt, Kristin                              Assistant Vice President
--------------------------------------------------------------------------------
Hughes, Bernadette, A.                     Assistant Vice President
--------------------------------------------------------------------------------
Isaacson, Shawn M.                         Assistant Vice President
--------------------------------------------------------------------------------
Kim, Anne                                  Assistant Vice President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NAME                                       POSITION AND OFFICES WITH UNDERWRITER
--------------------------------------------------------------------------------
Knoll, Suzanne, M.                         Assistant Vice President
--------------------------------------------------------------------------------
Kubik, Michael, J.                         Assistant Vice President
--------------------------------------------------------------------------------
LaPorte, Jennifer, A.                      Assistant Vice President
--------------------------------------------------------------------------------
Lewbart, Brian, J.                         Assistant Vice President
--------------------------------------------------------------------------------
Lippert, Patricia B.                       Assistant Vice President
--------------------------------------------------------------------------------
Madore, Kimberly, W.                       Assistant Vice President
--------------------------------------------------------------------------------
Marker, Amy, L.                            Assistant Vice President
--------------------------------------------------------------------------------
Matthews, Charlotte, Lillian               Assistant Vice President
--------------------------------------------------------------------------------
McGuigan, John, T.                         Assistant Vice President
--------------------------------------------------------------------------------
Namian, Mary, Jane                         Assistant Vice President
--------------------------------------------------------------------------------
Neubauer, James, C.                        Assistant Vice President
--------------------------------------------------------------------------------
Notarangelo, Dave, J.                      Assistant Vice President
--------------------------------------------------------------------------------
Osikowicz, Richard, J.                     Assistant Vice President
--------------------------------------------------------------------------------
Patella, JeanneMarie, B.                   Assistant Vice President
--------------------------------------------------------------------------------
Powell, Jason, B.                          Assistant Vice President
--------------------------------------------------------------------------------
Reagan, Shawn, D.                          Assistant Vice President
--------------------------------------------------------------------------------
Rego, Gregory, P.                          Assistant Vice President
--------------------------------------------------------------------------------
Richardson, Kendra, M.                     Assistant Vice President
--------------------------------------------------------------------------------
Richter, John, David                       Assistant Vice President
--------------------------------------------------------------------------------
Ritter, Stuart, L.                         Assistant Vice President
--------------------------------------------------------------------------------
Seaberg, Val, Ellen                        Assistant Vice President
--------------------------------------------------------------------------------
Shirk III, George, S.                      Assistant Vice President
--------------------------------------------------------------------------------
Siedell, Thomas, L.                        Assistant Vice President
--------------------------------------------------------------------------------
Skirbe, Mark, F.                           Assistant Vice President
--------------------------------------------------------------------------------
Smith, Danielle, N.                        Assistant Vice President
--------------------------------------------------------------------------------
Stinson, Sandra, L.                        Assistant Vice President
--------------------------------------------------------------------------------
Stranovsky, John, A.                       Assistant Vice President
--------------------------------------------------------------------------------
Sullam, Brian                              Assistant Vice President
--------------------------------------------------------------------------------
Vanlow, Ralph, E.                          Assistant Vice President
--------------------------------------------------------------------------------
Walsh, Barbara, L.                         Assistant Vice President
--------------------------------------------------------------------------------
Williams, Mary, G.                         Assistant Vice President
--------------------------------------------------------------------------------
Wisbar, Beverly                            Assistant Vice President
--------------------------------------------------------------------------------

     (c)  Not applicable

Item 30.  Location of Accounts and Records

          All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office--70 West Red Oak Lane, 4th Floor,

          White Plains, New York 10604 and at its administrative office--Security Benefit Corporation, One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.  Management Services

          All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

          (b) Registrant undertakes that it will provide, as part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

          (d) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 25th day of April, 2007.

SIGNATURES AND TITLES


Kris A. Robbins             FIRST SECURITY BENEFIT LIFE
Chairman of the Board,      INSURANCE AND ANNUITY COMPANY OF NEW YORK
Chief Executive Officer     (The Depositor)
and Director

                            By:            KRIS A. ROBBINS
Thomas A. Swank                 ------------------------------------------------
President and Director          Kris A. Robbins, Chairman of the Board, Chief
                                Executive Officer and Director as
                                Attorney-in-Fact for the Officers and Directors
                                Whose Names Appear Opposite
Michael G. Odlum
Vice President,
Chief Investment Officer    T. ROWE PRICE VARIABLE
and Director                ANNUITY ACCOUNT (The Registrant)

                            By: FIRST SECURITY BENEFIT LIFE INSURANCE AND
                                ANNUITY COMPANY OF NEW YORK (The Depositor)
J. Michael Keefer
Vice President,
General Counsel,
Secretary and Director      By:            KRIS A. ROBBINS
                                ------------------------------------------------
                                Kris A. Robbins, Chairman of the Board, Chief Executive Officer and Director
Stephen A. Crane
Director

                                           THOMAS R. KAEHR
Howard R. Fricke                ------------------------------------------------
Director                        Thomas R. Kaehr, Controller and Treasurer
                                (chief accounting officer and chief financial officer)

Stephen R. Herbert
Director                    (ATTEST):      J. MICHAEL KEEFER
                                    --------------------------------------------
                                    J. Michael Keefer, Vice President, General
                                    Counsel and Secretary

Katherine White             Date:  April 25, 2007
Director

                                  EXHIBIT INDEX


(1)  None

(2)  None

(3)  None

(4)  (a)  None

     (b)  None

     (c)  None

     (d)  None

     (e)  None

     (f)  None

     (g)  None

(5)  None

(6)  (a)  None

     (b)  None

(7)  None

(8)  (a)  None

     (b)  None

(9)  None

(10) Consent of Independent Registered Public Accounting Firm

(11) None

(12) None

(13) None

(14) None